UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06454

Fidelity Municipal Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2019

Item 1.

Reports to Stockholders

Fidelity® Michigan Municipal Income Fund Fidelity® Michigan Municipal Money Market Fund Semi-Annual Report June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Michigan Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2019

% of fund's net assets
General Obligations	31.6
Health Care	24.0
Transportation	13.0
Water & Sewer	10.4
Education	7.5

Quality Diversification (% of fund's net assets)

As of June 30, 2019
AAA	0.3%
AA,A	94.0%
BBB	1.2%
BB and Below	0.5%
Not Rated	0.6%
Short-Term Investments and Net Other Assets	3.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Michigan Municipal Income Fund

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.6%
	Principal Amount	Value
Guam - 0.9%
Guam Int'l. Arpt. Auth. Rev.:
Series 2013 C, 6.25% 10/1/34 (a)	$1,000,000	$1,154,980
Series C, 5% 10/1/21 (a)	2,920,000	3,032,508
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,175,000	1,302,711

TOTAL GUAM		5,490,199

Michigan - 95.7%
Battle Creek School District Series 2016:
5% 5/1/36	1,500,000	1,750,410
5% 5/1/37	1,175,000	1,366,490
Bay City School District Rev.:
5% 11/1/25	1,000,000	1,152,920
5% 11/1/26	1,000,000	1,148,910
5% 11/1/27	700,000	802,487
5% 11/1/28	250,000	286,848
Brandon School District Series 2016 A:
5% 5/1/28	2,515,000	2,974,340
5% 5/1/29	1,250,000	1,471,938
5% 5/1/30	1,250,000	1,465,250
5% 5/1/34	2,475,000	2,872,881
Chippewa Valley Schools Series 2016 A:
5% 5/1/32	1,000,000	1,182,330
5% 5/1/33	1,000,000	1,178,960
5% 5/1/34	1,075,000	1,262,405
5% 5/1/35	775,000	905,681
Clarkston Cmnty. Schools:
Series 2016, 5% 5/1/29	1,500,000	1,743,765
5% 5/1/28	1,745,000	2,035,368
Detroit City School District Series 2005 A, 5.25% 5/1/30 (FSA Insured)	2,000,000	2,567,480
Detroit Downtown Dev. Auth. Tax:
Series 1, 5% 7/1/22 (FSA Insured)	500,000	547,445
Series A:
5% 7/1/29 (FSA Insured)	1,340,000	1,517,764
5% 7/1/31 (FSA Insured)	1,775,000	1,995,011
5% 7/1/33 (FSA Insured)	2,000,000	2,239,020
5% 7/1/34 (FSA Insured)	1,750,000	1,954,488
5% 7/1/35 (FSA Insured)	2,750,000	3,064,903
5% 7/1/37 (FSA Insured)	2,000,000	2,219,960
Detroit Gen. Oblig. Series 2018:
5% 4/1/20	750,000	763,429
5% 4/1/21	1,000,000	1,038,190
5% 4/1/22	725,000	766,978
5% 4/1/23	310,000	332,946
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/24	5,000,000	5,483,800
Detroit Swr. Disp. Rev. Series 2006, 5% 7/1/36	10,000	10,025
Detroit Wtr. Supply Sys. Rev. Series 2006 B, 7% 7/1/36 (Pre-Refunded to 7/1/19 @ 100)	2,700,000	2,700,000
Detroit/Wayne Co. Stadium Auth. Series 2012:
5% 10/1/21 (FSA Insured)	2,000,000	2,146,300
5% 10/1/22 (FSA Insured)	2,645,000	2,912,939
5% 10/1/26 (FSA Insured)	4,850,000	5,298,868
Downriver Util. Wastewtr. Auth. Swr. Sys. Rev. Series 2018:
5% 4/1/33 (FSA Insured)	735,000	873,797
5% 4/1/34 (FSA Insured)	520,000	617,292
5% 4/1/35 (FSA Insured)	500,000	591,460
Farmington Pub. School District Gen. Oblig.:
5% 5/1/25 (FSA Insured)	2,140,000	2,550,516
5% 5/1/26 (FSA Insured)	1,385,000	1,635,436
5% 5/1/27 (FSA Insured)	1,425,000	1,676,612
Forest Hills Pub. Schools:
5% 5/1/20	1,575,000	1,623,223
5% 5/1/21	1,575,000	1,680,651
Fraser Pub. School District Series 2006 B, 5% 5/1/29	1,455,000	1,698,422
Grand Rapids Pub. Schools:
Series 2019:
5% 11/1/39 (FSA Insured)	1,200,000	1,453,332
5% 11/1/41 (FSA Insured)	1,300,000	1,565,720
5% 11/1/42 (FSA Insured)	1,400,000	1,683,864
5% 5/1/29 (FSA Insured)	480,000	588,562
Grand Rapids San. Swr. Sys. Rev.:
Series 2018:
5% 1/1/31	475,000	586,473
5% 1/1/33	250,000	305,403
5% 1/1/34	550,000	669,163
5% 1/1/35	400,000	484,932
5% 1/1/38	655,000	787,179
5% 1/1/43	2,100,000	2,498,685
5% 1/1/48	1,000,000	1,183,550
Series 2012, 5% 1/1/37	1,250,000	1,386,225
Series 2014:
5% 1/1/27	1,300,000	1,502,020
5% 1/1/29	800,000	918,944
5% 1/1/30	2,000,000	2,291,260
Series 2016, 5% 1/1/37	1,250,000	1,454,875
Grand Rapids Wtr. Supply Sys.:
Series 2016:
5% 1/1/31	250,000	298,085
5% 1/1/32	320,000	379,926
5% 1/1/33	550,000	649,528
5% 1/1/34	500,000	589,915
5% 1/1/35	920,000	1,082,371
5% 1/1/36	385,000	451,801
5% 1/1/46	800,000	921,400
Series 2018:
5% 1/1/43	1,325,000	1,565,435
5% 1/1/48	2,500,000	2,950,500
Grand Traverse County Hosp. Fin. Auth.:
Series 2011 A, 5.375% 7/1/35	2,000,000	2,152,920
Series 2014 A, 5% 7/1/47	1,400,000	1,537,158
Series 2019 A:
5% 7/1/44	1,110,000	1,276,300
5% 7/1/49	2,615,000	3,000,503
Grand Valley Michigan State Univ. Rev.:
Series 2014 B:
5% 12/1/25	500,000	587,955
5% 12/1/26	1,900,000	2,228,833
5% 12/1/28	1,800,000	2,098,332
Series 2018:
5% 12/1/34	1,075,000	1,314,542
5% 12/1/35	1,225,000	1,492,736
5% 12/1/37	1,375,000	1,664,094
5% 12/1/38	875,000	1,056,099
5% 12/1/43	1,400,000	1,675,744
Great Lakes Wtr. Auth. Sew Disp. Sys.:
Series 2016 B, 5% 7/1/30	2,000,000	2,385,140
Series 2016 C, 5% 7/1/31	7,000,000	8,281,490
Series 2018 A:
5% 7/1/43	10,000,000	11,931,500
5% 7/1/48	5,000,000	5,952,650
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2016 C, 5.25% 7/1/35	2,000,000	2,398,580
Grosse Pointe Pub. School Sys. Series 2019:
5% 5/1/38	1,000,000	1,223,840
5% 5/1/39	1,000,000	1,219,510
Hudsonville Pub. Schools:
Series 2017:
5% 5/1/31	430,000	520,541
5% 5/1/32	1,200,000	1,447,512
5% 5/1/34	1,000,000	1,198,840
5% 5/1/35	1,000,000	1,195,020
4% 5/1/24	1,220,000	1,332,179
4% 5/1/25	500,000	543,505
5% 5/1/20	1,000,000	1,030,111
5% 5/1/22	600,000	659,286
5.25% 5/1/41 (Pre-Refunded to 5/1/21 @ 100)	1,750,000	1,875,930
Ingham, Eaton and Clinton Counties Lansing School District:
Series II:
4% 5/1/21	375,000	392,835
4% 5/1/22	345,000	369,950
5% 5/1/23	430,000	487,319
5% 5/1/24	355,000	412,869
5% 5/1/22	1,730,000	1,902,965
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Allegiance Health Proj.) Series 2010 A, 5% 6/1/37 (Pre-Refunded to 6/1/20 @ 100)	2,250,000	2,324,318
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
4% 5/15/36	2,000,000	2,122,960
5% 5/15/28	780,000	927,443
5% 5/15/30	5,000,000	5,852,400
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5.5% 11/15/25	5,000,000	5,449,100
Kentwood Pub. Schools Series 2012:
4% 5/1/21	1,000,000	1,049,420
4% 5/1/22	1,000,000	1,070,880
L'Anse Creuse Pub. Schools Series 2012, 5% 5/1/23	1,500,000	1,593,450
Lake Orion Cmnty. School District 5% 5/1/23	1,915,000	2,170,270
Lansing Board of Wtr. & Lt. Util. Rev.:
Series 2019 A:
5% 7/1/22	230,000	254,884
5% 7/1/23	340,000	387,886
5% 7/1/24	375,000	439,260
5% 7/1/25	375,000	449,659
5.5% 7/1/41	5,000,000	5,376,100
Lansing Cmnty. College:
Series 2012:
5% 5/1/25	350,000	384,276
5% 5/1/25 (Pre-Refunded to 5/1/22 @ 100)	1,190,000	1,311,249
5% 5/1/23	1,135,000	1,244,823
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 B, 6% 11/15/35 (Pre-Refunded to 11/15/21 @ 100)	3,030,000	3,352,150
Lincoln Consolidated School District Series 2016 A:
5% 5/1/28	2,025,000	2,441,867
5% 5/1/29	1,430,000	1,717,745
5% 5/1/31	500,000	593,110
5% 5/1/32	1,000,000	1,180,380
Macomb Interceptor Drain Drainage District Series 2017 A:
5% 5/1/33	2,100,000	2,526,132
5% 5/1/34	1,750,000	2,097,970
Marquette Board Lt. & Pwr. Elec. Util. Sys. Rev. Series 2016 A:
5% 7/1/29	780,000	925,181
5% 7/1/30	900,000	1,061,739
5% 7/1/31	780,000	914,503
5% 7/1/32	1,000,000	1,169,060
5% 7/1/33	705,000	821,191
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2015 1, 5% 10/15/50	7,250,000	8,388,468
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,023,360
5% 4/15/38	3,000,000	3,483,840
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018:
5% 11/1/32	1,000,000	1,228,570
5% 11/1/33	2,500,000	3,067,925
5% 11/1/35	1,000,000	1,219,020
5% 11/1/36	1,250,000	1,517,400
5% 11/1/37	1,500,000	1,809,120
5% 11/1/38	1,595,000	1,918,514
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/24	2,940,000	3,448,473
(Holland Cmnty. Hosp. Proj.) Series 2013 A:
5% 1/1/33	1,250,000	1,364,438
5% 1/1/40	3,000,000	3,243,150
(Kalamazoo College Proj.) Series 2018, 4% 12/1/47	2,610,000	2,798,494
(Local Govt. Ln. Prog.) Series 2014 D, 5% 7/1/37 (FSA Insured)	1,000,000	1,125,440
(Mid-Michigan Health Sys. Proj.) Series 2014, 5% 6/1/39	540,000	601,425
(Trinity Health Proj.) Series 2017:
5% 12/1/30	710,000	874,919
5% 12/1/42	2,120,000	2,497,911
(Trinity Health Proj.) Series 2015, 5% 12/1/33	1,220,000	1,329,739
Bonds:
Series 2015 D2, 1 month U.S. LIBOR + 0.750% 2.385%, tender 10/15/20 (b)(c)	7,920,000	7,946,770
Series 2019 MI2, 5%, tender 2/1/25 (b)	5,000,000	5,850,550
Series 2011, 5% 12/1/39	1,500,000	1,610,265
Series 2012 A, 5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	125,000	137,916
Series 2012:
5% 11/15/24	660,000	735,643
5% 11/15/25	1,000,000	1,112,870
5% 11/15/26	800,000	888,904
5% 11/1/42	2,000,000	2,174,320
5% 11/15/42	3,120,000	3,368,508
Series 2013:
5% 10/1/25	1,255,000	1,400,668
5% 8/15/30	4,105,000	4,599,817
Series 2014 H1:
5% 10/1/22	1,000,000	1,075,690
5% 10/1/25	2,250,000	2,610,518
5% 10/1/39	4,725,000	5,368,451
Series 2014:
5% 6/1/25	1,000,000	1,154,390
5% 6/1/26	700,000	808,423
5% 6/1/27	700,000	805,637
Series 2015 C:
5% 7/1/26	570,000	673,814
5% 7/1/27	1,215,000	1,431,792
5% 7/1/28	1,500,000	1,762,995
5% 7/1/35	1,000,000	1,148,320
Series 2015 D1:
5% 7/1/34	1,250,000	1,446,550
5% 7/1/35	500,000	577,490
Series 2015 D2, 5% 7/1/34	1,000,000	1,154,810
Series 2016 A, 5% 11/1/44	6,190,000	7,019,274
Series 2016:
5% 1/1/29	1,000,000	1,182,370
5% 11/15/29	2,950,000	3,534,041
5% 1/1/30	1,000,000	1,177,370
5% 1/1/31	1,170,000	1,370,807
5% 1/1/32	1,895,000	2,207,088
5% 1/1/33	1,915,000	2,221,074
5% 1/1/34	2,135,000	2,468,295
5% 11/15/41	11,710,000	13,534,418
Series 2019 A:
4% 11/15/50	3,000,000	3,241,830
5% 11/15/48	2,000,000	2,377,080
Series 2019 MI1, 5% 12/1/48	2,000,000	2,369,480
5% 12/1/27	1,090,000	1,142,026
5% 12/1/27 (Pre-Refunded to 12/1/20 @ 100)	10,000	10,508
Michigan Hosp. Fin. Auth. Rev.:
Bonds Series 2010 F4, 1.95%, tender 4/1/20 (b)	5,530,000	5,550,016
Series 2016:
5% 11/15/46	3,500,000	4,049,360
5% 11/15/47	18,000,000	20,803,663
Michigan Muni. Bond Auth. Rev. Series 2005, 5% 10/1/23 (Pre-Refunded to 10/1/19 @ 100)	385,000	388,542
Michigan State Univ. Revs. Series 2019 B, 5% 2/15/48	3,000,000	3,633,930
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	3,881,802
(I-75 Impt. Proj.) Series 2018, 4.25% 12/31/38 (FSA Insured) (a)	7,000,000	7,640,080
Milan Area Schools Series 2019, 5% 5/1/21	950,000	1,011,940
Oakland Univ. Rev.:
Series 2012:
5% 3/1/24	1,170,000	1,273,849
5% 3/1/25	1,225,000	1,331,722
5% 3/1/26	1,290,000	1,399,560
Series 2013 A:
5% 3/1/25	995,000	1,111,982
5% 3/1/26	1,620,000	1,806,802
5% 3/1/27	815,000	907,747
5% 3/1/38	2,900,000	3,166,336
Series 2014:
5% 3/1/28	335,000	381,853
5% 3/1/29	525,000	594,872
5% 3/1/39	3,000,000	3,333,000
Series 2016:
5% 3/1/28	1,150,000	1,373,181
5% 3/1/41	3,475,000	3,986,068
Portage Pub. Schools:
Series 2016:
5% 11/1/32	2,500,000	2,969,925
5% 11/1/34	1,250,000	1,476,563
5% 11/1/35	1,300,000	1,530,594
5% 11/1/39	755,000	880,700
Series 2019:
3% 5/1/40	2,195,000	2,199,895
4% 11/1/38	2,000,000	2,237,060
Rochester Cmnty. School District 5% 5/1/31	1,500,000	1,781,430
Rockford Pub. Schools Gen. Oblig. Series 2019 I:
4% 5/1/20	1,840,000	1,879,955
4% 5/1/21	2,145,000	2,247,016
4% 5/1/22	1,575,000	1,688,447
5% 5/1/42	3,050,000	3,664,545
5% 5/1/44	6,100,000	7,310,484
5% 5/1/46	3,120,000	3,734,765
Roseville Cmnty. Schools:
Series 2014:
5% 5/1/24	780,000	905,174
5% 5/1/25	1,000,000	1,189,370
5% 5/1/26	1,385,000	1,641,336
5% 5/1/24	570,000	661,474
5% 5/1/26	1,715,000	2,032,412
5% 5/1/27	1,795,000	2,118,477
5% 5/1/28	1,885,000	2,215,554
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/26	1,000,000	1,142,800
5% 9/1/27	1,175,000	1,338,396
5% 9/1/28	1,870,000	2,124,227
Saginaw Hosp. Fin. Auth. Hosp. Rev. (Covenant Med. Ctr., Inc.) Series 2010 H, 5% 7/1/30	5,000,000	5,154,400
Saint Clair County Gen. Oblig. 5% 4/1/26	1,495,000	1,634,244
South Haven Gen. Oblig. Series 2009, 5.125% 12/1/33 (Pre-Refunded to 12/1/19 @ 100)	1,000,000	1,015,930
South Lyon Cmnty. Schools Series 2016:
5% 5/1/23	1,575,000	1,781,168
5% 5/1/24	3,200,000	3,718,400
5% 5/1/25	2,355,000	2,800,966
Warren Consolidated School District:
Series 2016:
5% 5/1/23	810,000	911,517
5% 5/1/34	5,630,000	6,543,411
Series 2017:
4% 5/1/23 (FSA Insured)	750,000	811,883
4% 5/1/24 (FSA Insured)	750,000	826,373
4% 5/1/25 (FSA Insured)	500,000	558,085
Series 2018:
5% 5/1/30	550,000	674,031
5% 5/1/32	1,100,000	1,330,582
5% 5/1/34	1,175,000	1,409,601
5% 5/1/35	1,200,000	1,433,472
5% 5/1/36	1,000,000	1,189,920
5% 5/1/37	1,300,000	1,542,632
5% 5/1/38	800,000	945,984
Wayne County Arpt. Auth. Rev.:
Series 2011 A:
5% 12/1/21 (a)	5,000,000	5,412,000
5% 12/1/22 (a)	5,260,000	5,692,109
Series 2012 A, 5% 12/1/23	2,300,000	2,580,807
Series 2014 C:
5% 12/1/29 (a)	720,000	832,889
5% 12/1/31 (a)	860,000	986,738
5% 12/1/34 (a)	1,655,000	1,884,350
Series 2015 D, 5% 12/1/40 (FSA Insured)	8,165,000	9,500,222
Series 2015 F:
5% 12/1/25 (a)	2,735,000	3,273,658
5% 12/1/27 (a)	4,810,000	5,720,966
Series 2015 G:
5% 12/1/35	5,435,000	6,378,625
5% 12/1/36	5,760,000	6,743,002
Series 2017 A:
5% 12/1/22	640,000	717,907
5% 12/1/37	545,000	653,673
5% 12/1/42	1,455,000	1,733,734
Series 2017 B, 5% 12/1/47 (a)	450,000	525,618
Series 2018 B, 5% 12/1/48 (a)	5,000,000	5,932,800
Series 2018 D:
5% 12/1/30 (a)	4,365,000	5,408,235
5% 12/1/31 (a)	2,825,000	3,479,016
5% 12/1/32 (a)	2,945,000	3,617,020
West Ottawa Pub. School District:
Series 2012 A:
5% 5/1/25	2,640,000	2,806,426
5% 5/1/25 (Pre-Refunded to 5/1/21 @ 100)	1,670,000	1,779,502
5% 5/1/26	1,225,000	1,301,538
5% 5/1/26 (Pre-Refunded to 5/1/21 @ 100)	775,000	825,817
Series 2014 1:
5% 5/1/30	725,000	827,943
5% 5/1/32	500,000	568,820
5% 5/1/34	900,000	1,022,859
5% 5/1/35	250,000	283,655
Western Michigan Univ. Rev.:
Series 2014:
5% 11/15/25	320,000	375,165
5% 11/15/26	400,000	468,508
5% 11/15/28	650,000	756,600
5% 11/15/29	750,000	868,253
5% 11/15/30	855,000	992,775
5% 11/15/31	700,000	811,643
Series 2015 A:
5% 11/15/26	1,000,000	1,176,340
5% 11/15/28	2,505,000	2,932,278
Woodhaven-Brownstown School District County of Wayne:
5% 5/1/36	2,835,000	3,323,896
5% 5/1/38	5,670,000	6,614,225
Ypsilanti School District Series A:
5% 5/1/29	1,305,000	1,560,193
5% 5/1/30	1,550,000	1,846,717
5% 5/1/32	2,000,000	2,360,760
Zeeland Pub. Schools:
5% 5/1/27 (FSA Insured)	1,000,000	1,173,540
5% 5/1/28 (FSA Insured)	500,000	585,005
5% 5/1/29 (FSA Insured)	1,000,000	1,166,700
5% 5/1/30 (FSA Insured)	1,000,000	1,163,190

TOTAL MICHIGAN		615,599,478

TOTAL MUNICIPAL BONDS
(Cost $592,034,957)		621,089,677

Municipal Notes - 2.4%
Michigan - 2.4%
Grand Traverse County Hosp. Fin. Auth. Series 2019 C, 1.97% 7/1/19, LOC PNC Bank NA, VRDN (b)	905,000	$905,000
Michigan Fin. Auth. Rev.:
Participating VRDN Series Floaters XF 06 86, 1.95% 7/5/19 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	6,600,000	6,600,000
Series 2016 E3, 1.9% 7/5/19, VRDN (b)	5,130,000	5,130,000
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2018 C, 1.98% 7/5/19 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)(b)	1,200,000	1,200,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 2.02% 7/1/19, VRDN (b)	770,000	770,000
(Henry Ford Museum & Greenfield Village Proj.) Series 2002, 1.95% 7/1/19, LOC Comerica Bank, VRDN (b)	1,200,000	1,200,000
TOTAL MUNICIPAL NOTES
(Cost $15,805,000)		15,805,000
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $607,839,957)		636,894,677
NET OTHER ASSETS (LIABILITIES) - 1.0%		6,151,599
NET ASSETS - 100%		$643,046,276

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	31.6%
Health Care	24.0%
Transportation	13.0%
Water & Sewer	10.4%
Education	7.5%
Special Tax	6.7%
Others* (Individually Less Than 5%)	6.8%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $607,839,957)		$636,894,677
Cash		463,766
Receivable for fund shares sold		252,843
Interest receivable		6,297,968
Other receivables		1,228
Total assets		643,910,482
Liabilities
Payable for fund shares redeemed	$179,421
Distributions payable	409,190
Accrued management fee	188,683
Transfer agent fee payable	47,204
Other affiliated payables	12,609
Other payables and accrued expenses	27,099
Total liabilities		864,206
Net Assets		$643,046,276
Net Assets consist of:
Paid in capital		$613,109,067
Total distributable earnings (loss)		29,937,209
Net Assets, for 51,797,173 shares outstanding		$643,046,276
Net Asset Value, offering price and redemption price per share ($643,046,276 ÷ 51,797,173 shares)		$12.41

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Interest		$9,489,193
Expenses
Management fee	$1,097,656
Transfer agent fees	276,486
Accounting fees and expenses	74,064
Custodian fees and expenses	2,517
Independent trustees' fees and expenses	1,122
Registration fees	18,865
Audit	29,383
Legal	5,034
Miscellaneous	2,439
Total expenses before reductions	1,507,566
Expense reductions	(2,749)
Total expenses after reductions		1,504,817
Net investment income (loss)		7,984,376
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,603,352
Total net realized gain (loss)		1,603,352
Change in net unrealized appreciation (depreciation) on investment securities		21,121,756
Net gain (loss)		22,725,108
Net increase (decrease) in net assets resulting from operations		$30,709,484

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,984,376	$16,997,911
Net realized gain (loss)	1,603,352	904,940
Change in net unrealized appreciation (depreciation)	21,121,756	(13,434,751)
Net increase (decrease) in net assets resulting from operations	30,709,484	4,468,100
Distributions to shareholders	(7,984,190)	(18,803,882)
Share transactions
Proceeds from sales of shares	50,446,149	78,090,250
Reinvestment of distributions	5,530,194	13,425,197
Cost of shares redeemed	(33,339,359)	(159,878,263)
Net increase (decrease) in net assets resulting from share transactions	22,636,984	(68,362,816)
Total increase (decrease) in net assets	45,362,278	(82,698,598)
Net Assets
Beginning of period	597,683,998	680,382,596
End of period	$643,046,276	$597,683,998
Other Information
Shares
Sold	4,144,208	6,528,754
Issued in reinvestment of distributions	452,346	1,125,982
Redeemed	(2,739,998)	(13,403,469)
Net increase (decrease)	1,856,556	(5,748,733)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Michigan Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.97	$12.22	$11.94	$12.38	$12.33	$11.70
Income from Investment Operations
Net investment income (loss)A	.157	.319	.333	.352	.387	.422
Net realized and unrealized gain (loss)	.440	(.216)	.324	(.364)	.050	.642
Total from investment operations	.597	.103	.657	(.012)	.437	1.064
Distributions from net investment income	(.157)	(.318)	(.333)	(.353)	(.387)	(.421)
Distributions from net realized gain	–	(.035)	(.044)	(.075)	–	(.013)
Total distributions	(.157)	(.353)	(.377)	(.428)	(.387)	(.434)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$12.41	$11.97	$12.22	$11.94	$12.38	$12.33
Total ReturnC,D	5.01%	.90%	5.57%	(.16)%	3.61%	9.23%
Ratios to Average Net AssetsE
Expenses before reductions	.49%F	.49%	.49%	.49%	.49%	.48%
Expenses net of fee waivers, if any	.49%F	.48%	.48%	.49%	.49%	.48%
Expenses net of all reductions	.49%F	.48%	.48%	.48%	.49%	.48%
Net investment income (loss)	2.60%F	2.67%	2.74%	2.83%	3.15%	3.49%
Supplemental Data
Net assets, end of period (000 omitted)	$643,046	$597,684	$680,383	$651,635	$634,206	$569,796
Portfolio turnover rate	15%F	22%	12%	25%	11%	12%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Michigan Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of June 30, 2019

Days	% of fund's investments
1 - 7	90.0
8 - 30	0.4
31 - 60	2.1
61 - 90	0.4
91 - 180	0.8
>180	6.3

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2019
Variable Rate Demand Notes (VRDNs)	47.3%
Tender Option Bond	38.2%
Other Municipal Security	12.5%
Investment Companies	0.5%
Net Other Assets (Liabilities)	1.5%

Current 7-Day Yields

6/30/19
Fidelity® Michigan Municipal Money Market Fund	1.41%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Fidelity® Michigan Municipal Money Market Fund

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 47.3%
	Principal Amount	Value
Alabama - 0.4%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 2.13% 7/5/19, VRDN (a)(b)	$1,100,000	$1,100,000
Arkansas - 0.3%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 2.15% 7/5/19, VRDN (a)(b)	700,000	700,000
Kansas - 0.4%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.) Series 2007 A, 2.13% 7/5/19, VRDN (b)	400,000	400,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 2.1% 7/5/19, VRDN (b)	700,000	700,000
		1,100,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 2.09% 7/5/19, VRDN (b)	200,000	200,000
Series 2010 B1, 2.05% 7/5/19, VRDN (b)	200,000	200,000
		400,000
Michigan - 45.7%
Central Michigan Univ. Rev. Series 2008 A, 1.9% 7/5/19, LOC TD Banknorth, NA, VRDN (b)	1,840,000	1,840,000
Grand Traverse County Hosp. Fin. Auth. Series 2011 B, 1.94% 7/5/19, LOC JPMorgan Chase Bank, VRDN (b)	13,425,000	13,425,000
Grand Valley Michigan State Univ. Rev. Series 2008 B, 1.89% 7/5/19, LOC U.S. Bank NA, Cincinnati, VRDN (b)	12,455,000	12,455,000
Michigan Bldg. Auth. Rev. Series 2007 1, 1.95% 7/5/19, LOC Citibank NA, VRDN (b)	3,515,000	3,515,000
Michigan Fin. Auth. Rev.:
(Healthcare Equip. Ln. Prog.) Series 2015 C, 2.01% 7/5/19, LOC Fifth Third Bank, Cincinnati, VRDN (b)	1,500,000	1,500,000
(Hosp. Proj.) Series 2016 E2, 1.94% 7/5/19, VRDN (b)	8,000,000	8,000,000
Michigan State Univ. Revs. Series 2000 A, 1.93% 7/5/19 (Liquidity Facility Northern Trust Co.), VRDN (b)	7,595,000	7,595,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 2.02% 7/1/19, VRDN (b)	13,770,000	13,770,000
(Consumers Energy Co. Proj.) 1.89% 7/5/19, LOC JPMorgan Chase Bank, VRDN (a)(b)	18,100,000	18,100,000
(Henry Ford Museum & Greenfield Village Proj.) Series 2002, 1.95% 7/1/19, LOC Comerica Bank, VRDN (b)	13,710,000	13,710,000
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 1.94% 7/5/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	14,700,000	14,700,000
FHLMC Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 1.9% 7/5/19, LOC Fed. Home Ln. Bank Chicago, VRDN (b)	19,690,000	19,690,000
		128,300,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 2.13% 7/5/19, VRDN (a)(b)	600,000	600,000
Series 1998, 2.13% 7/5/19, VRDN (a)(b)	100,000	100,000
		700,000
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 2.15% 7/5/19, VRDN (a)(b)	200,000	200,000
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 2.1% 7/5/19, VRDN (a)(b)	400,000	400,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $132,900,000)		132,900,000

Tender Option Bond - 38.2%
Colorado - 0.0%
Denver City & County Arpt. Rev. Bonds Series G-114, 2.15%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)(f)	100,000	100,000
Connecticut - 0.4%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 2.05% 8/9/19 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)(f)	850,000	850,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 2.08%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	100,000	100,000
		950,000
Michigan - 36.8%
Clarkston Cmnty. Schools Participating VRDN Series Floaters G72, 1.93% 7/5/19 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	2,695,000	2,695,000
Detroit Downtown Dev. Auth. Tax Participating VRDN Series Floaters XX 11 01, 1.96% 7/5/19 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	7,100,000	7,100,000
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 1.94% 7/5/19 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	13,800,000	13,800,000
Grand Rapids San. Swr. Sys. Rev. Participating VRDN Series Floaters XF 26 12, 1.93% 7/5/19 (Liquidity Facility Citibank NA) (b)(d)(e)	4,000,000	4,000,000
Michigan Bldg. Auth. Rev. Participating VRDN:
Series Floaters XF 26 09, 1.94% 7/5/19 (Liquidity Facility Citibank NA) (b)(d)(e)	800,000	800,000
Series Floaters XM 04 65, 1.93% 7/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	5,800,000	5,800,000
Series Floaters ZF 26 40, 1.93% 7/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	3,600,000	3,600,000
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 1.95% 7/5/19 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	5,000,000	5,000,000
Series 16 XM0223, 1.93% 7/5/19 (Liquidity Facility Citibank NA) (b)(d)(e)	935,000	935,000
Series 16 ZM0166, 1.93% 7/5/19 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	8,500,000	8,500,000
Series Floaters ZF 07 83, 2% 7/5/19 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	2,800,000	2,800,000
Series Floaters ZF 07 84, 2% 7/5/19 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	2,670,000	2,670,000
Series Floaters ZF 28 12, 1.93% 7/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	2,900,000	2,900,000
Series RBC 2016 XM0132, 1.93% 7/5/19 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	10,065,000	10,065,000
Series XM 04 72, 1.93% 7/5/19 (Liquidity Facility Citibank NA) (b)(d)(e)	1,750,000	1,750,000
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series Floaters XM 04 08, 1.93% 7/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	4,475,000	4,475,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Floaters 008, 1.93% 7/5/19 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	4,900,000	4,900,000
Series Floaters 027, 1.93% 7/5/19 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	900,000	900,000
Series Floaters ZF 07 87, 1.93% 7/5/19 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(g)	2,800,000	2,800,000
Michigan State Univ. Revs. Participating VRDN Series Floaters ZF 07 50, 1.96% 7/5/19 (Liquidity Facility Bank of America NA) (b)(d)(e)(g)	1,915,000	1,915,000
Trenton Pub. Schools School District Participating VRDN Series Floaters CTFS G 102, 1.93% 7/5/19 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	3,100,000	3,100,000
Univ. of Michigan Rev. Participating VRDN:
Series 15 XF2199, 1.93% 7/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	3,089,000	3,089,000
Series 15 XF2205, 1.93% 7/5/19 (Liquidity Facility Citibank NA) (b)(d)(e)	5,300,000	5,300,000
Series Floaters ZF 05 90, 1.93% 7/5/19 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	4,300,000	4,300,000
		103,194,000
Pennsylvania - 0.2%
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 2.05% 8/9/19 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)(f)	500,000	500,000
Texas - 0.0%
Alamo Cmnty. Coll District Rev. Bonds Series G-111, 2.1%, tender 11/1/19 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	100,000	100,000
Utah - 0.8%
Salt Lake City Arpt. Rev. Participating VRDN Series DBE 8034, 2.15% 7/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(d)(e)	2,300,000	2,300,000
Virginia - 0.0%
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 2.1%, tender 2/3/20 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	100,000	100,000
TOTAL TENDER OPTION BOND
(Cost $107,244,000)		107,244,000

Other Municipal Security - 12.5%
Florida - 0.7%
Florida Dev. Fin. Corp. Surface T Bonds (Virgin Trains U.S.A. Passenger Rail Proj.) Series 2019 B, 1.9%, tender 3/17/20 (a)(b)	2,000,000	2,000,000
Michigan - 10.9%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 2.15%, tender 1/24/20 (b)(c)	13,915,000	13,915,000
Michigan Fin. Auth. Rev. Bonds Series 2012 A, 5% 7/1/19	8,950,000	8,950,000
Michigan Hosp. Fin. Auth. Rev. Bonds:
Series 2009, 5.625% 11/15/19 (Pre-Refunded to 11/15/19 @ 100)	510,000	517,578
Series 2010 F4, 1.95%, tender 4/1/20 (b)	1,090,000	1,090,801
Michigan State Univ. Revs. Bonds:
Series 2010 C, 5% 8/15/19	3,300,000	3,312,248
Series 2015 A, 4% 8/15/19	1,000,000	1,002,469
Michigan Trunk Line Fund Rev. Bonds Series 2009, 5% 11/1/19	690,000	696,851
Wayne-Westland Cmnty. Schools Bonds Series 2019:
4% 11/1/19 (Michigan Gen. Oblig. Guaranteed)	800,000	806,200
4% 5/1/20 (Michigan Gen. Oblig. Guaranteed)	190,000	193,575
		30,484,722
New Hampshire - 0.8%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 A, 1.9% tender 7/25/19, CP mode (a)	1,200,000	1,200,000
Series 1990 A1, 1.99% tender 9/25/19, CP mode (a)	1,100,000	1,100,000
		2,300,000
New Mexico - 0.1%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2014 B, 1 month U.S. LIBOR + 0.750% 2.385%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (b)(c)	400,000	400,020
TOTAL OTHER MUNICIPAL SECURITY
(Cost $35,184,742)		35,184,742
	Shares	Value

Investment Company - 0.5%
Fidelity Municipal Cash Central Fund 2.00% (h)(i)
(Cost $1,409,418)	1,409,418	1,409,418
TOTAL INVESTMENT IN SECURITIES - 98.5%
(Cost $276,738,160)		276,738,160
NET OTHER ASSETS (LIABILITIES) - 1.5%		4,165,589
NET ASSETS - 100%		$280,903,749

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,750,000 or 0.6% of net assets.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,715,000 or 1.7% of net assets.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Alamo Cmnty. Coll District Rev. Bonds Series G-111, 2.1%, tender 11/1/19 (Liquidity Facility Royal Bank of Canada)	6/6/19	$100,000
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 2.05% 8/9/19 (Liquidity Facility Barclays Bank PLC)	1/18/18	$500,000
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 2.05% 8/9/19 (Liquidity Facility Barclays Bank PLC)	6/29/17	$850,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 2.08%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada)	5/16/19	$100,000
Denver City & County Arpt. Rev. Bonds Series G-114, 2.15%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada)	6/6/19	$100,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 2.1%, tender 2/3/20 (Liquidity Facility Royal Bank of Canada)	8/2/18	$100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$137,203
Total	$137,203

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $275,328,742)	$275,328,742
Fidelity Central Funds (cost $1,409,418)	1,409,418
Total Investment in Securities (cost $276,738,160)		$276,738,160
Receivable for investments sold		3,600,000
Receivable for fund shares sold		77,035
Interest receivable		889,810
Distributions receivable from Fidelity Central Funds		16,322
Other receivables		41
Total assets		281,321,368
Liabilities
Payable to custodian bank	$134,910
Payable for fund shares redeemed	128,827
Distributions payable	10,100
Accrued management fee	83,557
Transfer agent fee payable	36,922
Other affiliated payables	3,669
Other payables and accrued expenses	19,634
Total liabilities		417,619
Net Assets		$280,903,749
Net Assets consist of:
Paid in capital		$280,903,931
Total distributable earnings (loss)		(182)
Net Assets, for 280,541,365 shares outstanding		$280,903,749
Net Asset Value, offering price and redemption price per share ($280,903,749 ÷ 280,541,365 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Interest		$2,297,791
Income from Fidelity Central Funds		137,203
Total income		2,434,994
Expenses
Management fee	$519,853
Transfer agent fees	231,037
Accounting fees and expenses	22,879
Custodian fees and expenses	1,247
Independent trustees' fees and expenses	550
Registration fees	18,527
Audit	19,132
Legal	2,573
Miscellaneous	656
Total expenses before reductions	816,454
Expense reductions	(16,085)
Total expenses after reductions		800,369
Net investment income (loss)		1,634,625
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,112
Fidelity Central Funds	616
Total net realized gain (loss)		1,728
Net increase in net assets resulting from operations		$1,636,353

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,634,625	$3,262,077
Net realized gain (loss)	1,728	15,779
Net increase in net assets resulting from operations	1,636,353	3,277,856
Distributions to shareholders	(1,634,524)	(3,581,532)
Share transactions
Proceeds from sales of shares	13,619,697	35,049,609
Reinvestment of distributions	1,575,292	3,456,334
Cost of shares redeemed	(44,944,641)	(148,370,854)
Net increase (decrease) in net assets and shares resulting from share transactions	(29,749,652)	(109,864,911)
Total increase (decrease) in net assets	(29,747,823)	(110,168,587)
Net Assets
Beginning of period	310,651,572	420,820,159
End of period	$280,903,749	$310,651,572
Other Information
Shares
Sold	13,619,697	35,049,609
Issued in reinvestment of distributions	1,575,292	3,456,334
Redeemed	(44,944,641)	(148,370,854)
Net increase (decrease)	(29,749,652)	(109,864,911)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Michigan Municipal Money Market Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.006	.009	.004	.001	–A	–A
Net realized and unrealized gain (loss)	–	.001	–A	.001	–A	–A
Total from investment operations	.006	.010	.004	.002	–A	–A
Distributions from net investment income	(.006)	(.009)	(.004)	(.001)	–A	–A
Distributions from net realized gain	–	(.001)	–A	(.001)	–A	–A
Total distributions	(.006)	(.010)	(.004)	(.002)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.56%	1.01%	.37%	.16%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.56%F	.55%	.53%	.52%	.53%	.53%
Expenses net of fee waivers, if any	.55%F	.55%	.53%	.35%	.06%	.07%
Expenses net of all reductions	.55%F	.55%	.53%	.35%	.06%	.07%
Net investment income (loss)	1.12%F	.90%	.35%	.06%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$280,904	$310,652	$420,820	$574,369	$993,737	$1,044,226

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

Fidelity Michigan Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Michigan.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Michigan Municipal Income Fund	$607,839,804	$29,075,359	$(20,486)	$29,054,873
Fidelity Michigan Municipal Money Market Fund	276,738,160	–	–	–

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2018 to December 31, 2018. Loss deferrals were as follows:

Capital losses
Fidelity Michigan Municipal Income Fund	$(753,875)

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $77,992,189 and $45,765,667, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Michigan Municipal Income Fund	.25%	.10%	.36%
Fidelity Michigan Municipal Money Market Fund	.25%	.10%	.36%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Michigan Municipal Income Fund	.09%
Fidelity Michigan Municipal Money Market Fund	.16%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Michigan Municipal Income Fund	.02
Fidelity Michigan Municipal Money Market Fund	.02

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Michigan Municipal Income Fund	$869

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse expenses of Fidelity Michigan Municipal Money Market Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

Fidelity Michigan Municipal Money Market Fund was in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Michigan Municipal Money Market Fund	.55%	$15,268

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Michigan Municipal Income Fund	$1,253
Fidelity Michigan Municipal Money Market Fund	37

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Michigan Municipal Income Fund	$1,496
Fidelity Michigan Municipal Money Market Fund	780

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Fidelity Michigan Municipal Income Fund	.49%
Actual		$1,000.00	$1,050.10	$2.49
Hypothetical-C		$1,000.00	$1,022.36	$2.46
Fidelity Michigan Municipal Money Market Fund	.55%
Actual		$1,000.00	$1,005.60	$2.74
Hypothetical-C		$1,000.00	$1,022.07	$2.76

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses.

MIR-SANN-0819
1.705626.121

Fidelity® Ohio Municipal Income Fund Fidelity® Ohio Municipal Money Market Fund Semi-Annual Report June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Ohio Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2019

% of fund's net assets
Health Care	36.4
Education	20.3
General Obligations	18.6
Special Tax	5.7
Electric Utilities	4.7

Quality Diversification (% of fund's net assets)

As of June 30, 2019
AAA	4.6%
AA,A	78.6%
BBB	10.5%
BB and Below	2.2%
Not Rated	1.4%
Short-Term Investments and Net Other Assets	2.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Ohio Municipal Income Fund

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.3%
	Principal Amount	Value
Guam - 0.5%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
6.25% 10/1/34 (a)	$900,000	$1,039,482
6.375% 10/1/43 (a)	735,000	851,527
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,000,000	1,108,690

TOTAL GUAM		2,999,699

Ohio - 96.8%
Akron Bath Copley Hosp. District Rev.:
(Children's Hosp. Med. Ctr. Proj.) Series 2012:
5% 11/15/22	1,000,000	1,094,500
5% 11/15/23	3,245,000	3,540,198
Series 2016:
5% 11/15/22	1,020,000	1,123,816
5.25% 11/15/32	1,000,000	1,180,360
5.25% 11/15/34	1,500,000	1,759,950
5.25% 11/15/41	10,295,000	11,913,477
5.25% 11/15/46	1,500,000	1,728,930
Allen County Hosp. Facilities Rev. (Mercy Health) Series 2017 A:
4% 8/1/36	5,000,000	5,426,200
5% 8/1/42	4,175,000	4,846,549
American Muni. Pwr., Inc. Rev.:
(AMP Freemont Energy Ctr. Proj.) Series 2012 B, 5.25% 2/15/26 (Pre-Refunded to 2/15/22 @ 100)	1,875,000	2,061,525
(Greenup Hydroelectric Proj.) Series 2016 A, 5% 2/15/41	3,005,000	3,442,438
(Prairie State Energy Campus Proj.) Series 2015:
5% 2/15/28	3,995,000	4,563,968
5% 2/15/42	3,000,000	3,344,220
Bonds:
(Combined Hydroelectric Proj.) Series 2018, 2.25%, tender 8/15/21 (b)	7,000,000	7,067,480
Series 2019 A, 2.3%, tender 2/15/22 (b)	6,000,000	6,090,540
Beavercreek City School District Series 2015, 5% 12/1/29	1,500,000	1,762,530
Bowling Green Univ. Gen. Receipts Series 2016 A, 5% 6/1/42	1,000,000	1,139,730
Butler County Hosp. Facilities Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2011, 6.375% 4/1/36	5,030,000	5,428,980
Series 2016 X:
5% 5/15/31	3,225,000	4,208,464
5% 5/15/32	3,950,000	5,205,350
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	8,535,000	9,906,660
Cincinnati City School District Ctfs. of Prtn. (Cincinnati City School District School Impt. Proj.) 5% 12/15/26	4,000,000	4,670,680
Cincinnati Gen. Oblig. Series 2015, 5.25% 12/1/29	4,285,000	5,145,128
Cleveland Arpt. Sys. Rev. Series 2018 A:
5% 1/1/43 (FSA Insured) (a)	1,750,000	2,036,860
5% 1/1/48 (FSA Insured) (a)	3,000,000	3,475,020
Cleveland Gen. Oblig.:
Series 2012, 5% 12/1/25	2,350,000	2,629,368
Series 2015:
5% 12/1/26	1,500,000	1,808,775
5% 12/1/27	2,000,000	2,397,500
5% 12/1/29	1,250,000	1,486,175
Series C, 5.25% 11/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885,000	2,188,278
Cleveland Heights & Univ. Heights County School District Series 2014, 4.5% 12/1/47	3,000,000	3,227,580
Cleveland Income Tax Rev. Series 2018 A:
5% 10/1/29	600,000	746,718
5% 10/1/30	420,000	521,241
5% 10/1/31	650,000	802,334
5% 10/1/33	600,000	731,490
5% 10/1/36	700,000	843,416
5% 10/1/39	2,040,000	2,437,596
5% 10/1/43	5,000,000	5,923,350
Cleveland Muni. School District:
Series 2013, 5% 12/1/24	1,255,000	1,401,973
Series 2015 A:
5% 12/1/24	3,725,000	4,213,459
5% 12/1/27	1,750,000	1,970,238
Cleveland Ohio Wtr. Poll. Ctl. Rev. Series 2016:
5% 11/15/34	1,190,000	1,387,314
5% 11/15/35	1,245,000	1,449,392
5% 11/15/36	450,000	522,284
5% 11/15/45	2,000,000	2,293,100
Cleveland Pub. Pwr. Sys. Rev. Series 2018:
5% 11/15/23 (FSA Insured)	360,000	411,822
5% 11/15/24 (FSA Insured)	475,000	556,083
5% 11/15/25 (FSA Insured)	200,000	238,886
5% 11/15/26 (FSA Insured)	265,000	322,123
5% 11/15/27 (FSA Insured)	220,000	271,729
5% 11/15/28 (FSA Insured)	150,000	186,081
5% 11/15/29 (FSA Insured)	210,000	258,905
5% 11/15/30 (FSA Insured)	530,000	649,229
5% 11/15/32 (FSA Insured)	365,000	442,690
5% 11/15/34 (FSA Insured)	785,000	945,368
5% 11/15/36 (FSA Insured)	1,000,000	1,196,320
5% 11/15/38 (FSA Insured)	830,000	986,472
Cleveland State Univ. Gen. Receipts Series 2012:
5% 6/1/24	1,920,000	2,077,248
5% 6/1/25	2,500,000	2,702,275
5% 6/1/26	3,075,000	3,319,247
Cleveland Wtr. Rev.:
Series 2012 X, 5% 1/1/42	5,465,000	5,887,226
Series 2015 Y:
4% 1/1/28	650,000	713,921
4% 1/1/29	1,040,000	1,139,195
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	3,000,000	3,877,290
Columbus City School District 5% 12/1/31	5,000,000	6,001,050
Columbus Gen. Oblig. Series 2014 A, 4% 2/15/28	5,000,000	5,526,450
Columbus Metropolitan Library Facility Series 2012 1, 5% 12/1/23 (Pre-Refunded to 12/1/20 @ 100)	530,000	557,687
Cuyahoga County Econ. Dev. Rev.:
(The Cleveland Orchestra Proj.) Series 2019:
5% 1/1/29	325,000	409,487
5% 1/1/30	250,000	315,883
5% 1/1/31	325,000	407,758
5% 1/1/32	500,000	621,460
5% 1/1/33	400,000	493,372
5% 1/1/34	300,000	368,619
5% 1/1/36	440,000	536,488
5% 1/1/37	400,000	485,912
5% 1/1/39	1,400,000	1,690,080
5% 1/1/40	1,620,000	1,950,431
Series 2019, (The Cleveland Orchestra Proj.) 5% 1/1/35	500,000	611,870
Cuyahoga County Gen. Oblig. Series 2012 A, 4% 12/1/27	1,575,000	1,628,865
Cuyahoga County Hosp. Rev. Series 2017:
5% 2/15/26	1,750,000	2,014,250
5% 2/15/27	1,700,000	1,983,968
5% 2/15/28	2,385,000	2,773,874
5% 2/15/30	3,000,000	3,454,380
5% 2/15/31	1,500,000	1,717,710
5% 2/15/32	1,450,000	1,653,986
Dayton Gen. Oblig.:
4% 12/1/22	750,000	778,140
4% 12/1/25	1,540,000	1,595,794
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,280,550
Fairview Park Gen. Oblig. Series 2012:
4% 12/1/23	1,395,000	1,513,129
4% 12/1/24	1,490,000	1,616,337
Franklin County Convention Facilities Auth. Tax & Lease Rev. Series 2014:
5% 12/1/25	1,250,000	1,467,350
5% 12/1/26	3,045,000	3,569,654
5% 12/1/32	5,920,000	6,885,966
Franklin County Hosp. Facilities Rev.:
(Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	3,600,000	4,093,704
Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (b)	2,635,000	2,962,030
Series 2016 C:
4% 11/1/40	3,000,000	3,256,800
5% 11/1/33	2,610,000	3,140,744
5% 11/1/34	2,155,000	2,581,000
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	5,920,000	7,128,094
Franklin County Rev. (Trinity Health Proj.) Series 2017, 5% 12/1/47	720,000	844,531
Greater Cleveland Reg'l. Transit Auth. Series 2012, 5% 12/1/23	660,000	716,846
Hamilton City School District Series 2015:
3.5% 12/1/31	1,500,000	1,580,445
5% 12/1/26	1,500,000	1,757,595
5% 12/1/28	1,550,000	1,811,129
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/26	1,000,000	1,139,350
5% 12/1/27	3,825,000	4,349,293
Hamilton County HealthCare Facilities Rev. (The Christ Hosp. Proj.) Series 2012:
5.25% 6/1/24	3,000,000	3,309,930
5.25% 6/1/27	3,000,000	3,296,430
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2016:
5% 1/1/31	1,350,000	1,516,793
5% 1/1/36	3,450,000	3,833,054
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/44	775,000	853,531
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (FSA Insured)	2,500,000	2,578,175
Hancock County Hosp. Facilities Rev. (Blanchard Valley Reg'l. Health Ctr. Proj.) Series 2011 A, 6.25% 12/1/34 (Pre-Refunded to 6/1/21 @ 100)	4,100,000	4,477,446
Kent State Univ. Revs.:
Series 2012 A:
5% 5/1/24	1,385,000	1,521,852
5% 5/1/25	1,500,000	1,647,330
5% 5/1/26	2,220,000	2,436,117
Series 2016, 5% 5/1/30	1,125,000	1,351,496
Lake County Hosp. Facilities Rev. Series 2015:
5% 8/15/27	770,000	896,642
5% 8/15/45	11,000,000	12,161,151
Lakewood City School District Series 2014 C, 5% 12/1/25	1,300,000	1,539,369
Lancaster City School District Series 2012:
5% 10/1/37 (Pre-Refunded to 10/1/22 @ 100)	2,000,000	2,236,540
5% 10/1/49	2,860,000	3,123,206
5% 10/1/49 (Pre-Refunded to 10/1/22 @ 100)	140,000	156,083
Lancaster Port Auth. Gas Rev.:
Bonds Series 2019, 5%, tender 2/1/25 (b)	6,105,000	7,104,083
Series 2019:
5% 8/1/19	790,000	792,276
5% 8/1/20	650,000	674,999
5% 2/1/21	285,000	300,780
5% 2/1/22	200,000	217,692
5% 2/1/23	100,000	111,952
5% 8/1/24	655,000	761,215
Lucas County Hosp. Rev. Series 2011, 5% 11/15/25 (Pre-Refunded to 11/15/21 @ 100)	1,780,000	1,930,107
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity)	9,000,000	8,261,460
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/45	5,500,000	6,415,145
5% 8/1/49	2,200,000	2,556,950
Miami Univ. Series 2012, 4% 9/1/28	2,195,000	2,345,840
Miamisburg City School District Series 2016:
5% 12/1/28	500,000	598,955
5% 12/1/29	300,000	357,681
Middleburg Heights Hosp. Rev.:
Series 2011, 5.25% 8/1/41	3,000,000	3,192,180
Series 2012 A, 5% 8/1/47	5,725,000	6,115,102
Milford Exempt Village School District Series 2015:
3.5% 12/1/31	500,000	527,710
5% 12/1/28	1,400,000	1,664,362
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 D, 6.25% 10/1/33	2,500,000	2,517,850
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/44	4,005,000	4,269,610
5% 2/15/48	3,495,000	3,718,960
North Olmsted City School District Series 2015 A:
5% 12/1/26 (Pre-Refunded to 12/1/23 @ 100)	665,000	770,210
5% 12/1/27 (Pre-Refunded to 12/1/23 @ 100)	220,000	254,806
5% 12/1/28 (Pre-Refunded to 12/1/23 @ 100)	365,000	422,747
5% 12/1/29 (Pre-Refunded to 12/1/23 @ 100)	500,000	579,105
5% 12/1/30 (Pre-Refunded to 12/1/23 @ 100)	750,000	868,658
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Series 2014, 5% 11/15/44	8,815,000	10,061,000
Northwest Local School District Series 2015, 5% 12/1/45	2,980,000	3,373,569
Ohio Bldg. Auth. (Adult Correctional Bldg. Fund Proj.) Series 2010 A, 5% 10/1/24	6,030,000	6,297,973
Ohio Cap. Facilities Lease (Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 10/1/32	1,625,000	1,986,384
5% 10/1/33	1,500,000	1,825,485
5% 10/1/35	1,450,000	1,749,077
5% 10/1/36	1,250,000	1,503,213
5% 10/1/37	1,430,000	1,714,270
Ohio Gen. Oblig. Series 2016 A, 5% 2/1/31	4,255,000	5,063,790
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 1990 B, 6.5% 10/1/20	875,000	907,218
Series 2016, 5% 12/1/40	2,000,000	2,345,640
(Denison Univ. 2015 Proj.):
5% 11/1/28	1,465,000	1,724,554
5% 11/1/29	1,325,000	1,560,784
5% 11/1/30	2,285,000	2,679,505
(Denison Univ., Proj.) Series 2017 B, 5% 11/1/26	1,505,000	1,853,603
(Kenyon College 2010 Proj.) Series 2010, 5.25% 7/1/44	875,000	905,678
(Kenyon College 2015 Proj.) 5% 7/1/41	5,100,000	5,787,786
(Kenyon College 2016 Proj.) Series 2016, 5% 7/1/42	4,000,000	4,607,680
(Kenyon College, Oh. Proj.) Series 2017:
4% 7/1/36	400,000	438,148
4% 7/1/37	450,000	491,265
5% 7/1/28	400,000	492,816
5% 7/1/29	735,000	901,264
5% 7/1/30	300,000	364,887
5% 7/1/31	400,000	482,496
5% 7/1/33	650,000	778,850
5% 7/1/35	700,000	833,105
5% 7/1/42	1,400,000	1,640,044
(The College of Wooster 2018 Proj.) Series 2018:
5% 9/1/33	1,445,000	1,767,842
5% 9/1/45	4,255,000	5,066,173
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/23	2,500,000	2,548,775
(Univ. of Dayton 2018 Proj.) Series A, 5% 12/1/48	1,000,000	1,181,280
(Univ. of Dayton Proj.):
Series 2013:
5% 12/1/23	540,000	600,755
5% 12/1/24	585,000	650,818
5% 12/1/25	1,000,000	1,112,160
5% 12/1/26	1,195,000	1,330,298
5% 12/1/27	2,300,000	2,557,968
Series 2018 B:
4% 12/1/33	1,155,000	1,288,044
5% 12/1/19	1,000,000	1,014,915
5% 12/1/21	1,000,000	1,084,630
5% 12/1/23	1,000,000	1,148,080
5% 12/1/25	1,065,000	1,281,206
5% 12/1/27	1,000,000	1,249,310
5% 12/1/29	1,310,000	1,631,684
5% 12/1/31	1,130,000	1,384,171
5% 12/1/35	1,000,000	1,208,140
5% 12/1/36	1,000,000	1,204,120
(Xavier Univ. Proj.) Series 2015 C:
5% 5/1/26	1,000,000	1,160,940
5% 5/1/28	1,000,000	1,152,620
5% 5/1/29	855,000	980,762
5% 5/1/31	1,005,000	1,141,509
Ohio Hosp. Facilities Rev.:
Series 2011 A, 5% 1/1/32	3,500,000	3,674,160
Series 2017 A, 5% 1/1/32	2,000,000	2,454,400
Series 2019 B, 4% 1/1/40	3,000,000	3,297,690
Ohio Hosp. Rev.:
Series 2013 A, 5% 1/15/27	5,000,000	5,550,550
5% 1/15/41	5,000,000	5,704,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50 (c)	6,250,000	7,001,000
(Mtg. Backed Securities Programs) Series 2017 B, 4.5% 3/1/47 (a)	800,000	862,016
Ohio Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 1.5%, tender 9/3/19 (b)	9,000,000	9,000,851
Ohio Spl. Oblig.:
( Ohio Gen. Oblig. Proj.) Series 2017 A, 5% 4/1/32	1,115,000	1,351,057
( Ohio Gen. Oblig. Proj.P Series 2017 A, 5% 4/1/34	1,000,000	1,201,190
(Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 4/1/29	2,535,000	3,124,565
5% 4/1/30	2,250,000	2,755,485
5% 4/1/31	2,000,000	2,432,460
5% 4/1/33	1,850,000	2,228,066
5% 4/1/35	2,395,000	2,865,761
Ohio State Univ. Gen. Receipts Series 2013 A:
5% 6/1/28	2,000,000	2,252,500
5% 6/1/38	3,500,000	3,899,630
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/43	10,000,000	4,706,000
Ohio Univ. Gen. Receipts Athens Series 2013, 5% 12/1/24	5,075,000	5,654,971
Ohio Wtr. Dev. Auth. Rev. (Fresh Wtr. Impt. Proj.) Series 2009 B, 5% 12/1/24	1,025,000	1,204,447
Olentangy Local School District 5% 12/1/32	1,275,000	1,518,436
Princeton City School District Series 2014, 5% 12/1/39	2,750,000	3,154,553
Reynoldsburg City School District 4% 12/1/30	2,375,000	2,631,928
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019, 5% 12/1/49	5,000,000	5,901,800
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/24	970,000	1,105,868
5% 2/15/28	5,030,000	5,932,181
5% 2/15/30	3,860,000	4,501,609
5% 2/15/32	2,550,000	2,942,292
5% 2/15/33	2,460,000	2,828,188
5% 2/15/34	4,450,000	5,096,007
South-Western City School District Franklin & Pickway County:
(Intercept) Series 2012, 5% 12/1/36	400,000	436,456
Series 2012, 5% 12/1/36 (Pre-Refunded to 6/1/22 @ 100)	1,600,000	1,767,744
Toledo Gen. Oblig. Series 2012 A, 5% 12/1/20	1,635,000	1,717,093
Univ. of Akron Gen. Receipts Series 2016 A:
5% 1/1/23	460,000	513,783
5% 1/1/25	1,025,000	1,202,417
5% 1/1/33	5,000,000	5,884,000
Univ. of Cincinnati Gen. Receipts:
Series 2012 C, 4% 6/1/28	2,000,000	2,149,220
Series 2013 A:
5% 6/1/33	4,085,000	4,554,693
5% 6/1/34	5,130,000	5,707,535
Series 2016 A:
5% 6/1/32	745,000	886,498
5% 6/1/33	800,000	949,616
5% 6/1/34	585,000	690,183
Series 2016 C, 5% 6/1/41	2,585,000	3,002,167
Series F:
5% 6/1/32	1,995,000	2,089,364
5% 6/1/32 (Pre-Refunded to 12/1/20 @ 100)	5,000	5,250
Univ. of Toledo Gen. Receipts:
Series 2017 B, 5% 6/1/31	2,470,000	3,224,659
Series 2018 A:
5% 6/1/26	600,000	728,160
5% 6/1/27	350,000	433,174
Village of Bluffton Hosp. Facilities Blanchard Valley Reg Health Ctr. Series 2017:
4% 12/1/32	1,500,000	1,621,080
5% 12/1/25	1,500,000	1,784,400
5% 12/1/26	1,890,000	2,289,149
5% 12/1/27	1,340,000	1,641,232
5% 12/1/28	1,400,000	1,697,570
5% 12/1/29	825,000	994,430
5% 12/1/30	1,700,000	2,036,617
5% 12/1/31	750,000	891,698
Willoughby-Eastlake City School District Series 2016, 5% 12/1/46	4,000,000	4,575,800
Wood County Hosp. Facilities Rev.:
(Hosp. Proj.) Series 2012, 5% 12/1/27	3,500,000	3,746,085
(Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	2,000,000	2,113,420
5% 12/1/42	125,000	130,593
Wright State Univ. Gen. Receipts Series 2011 A:
5% 5/1/20	1,650,000	1,696,066
5% 5/1/21	1,080,000	1,144,454
5% 5/1/23	2,665,000	2,817,705

TOTAL OHIO		632,937,141

TOTAL MUNICIPAL BONDS
(Cost $603,583,799)		635,936,840

Municipal Notes - 3.0%
Ohio - 3.0%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 C, 1.8% 7/1/19, LOC MUFG Union Bank NA, VRDN (b)	12,100,000	$12,100,000
Montgomery County Hosp. Rev. Series 2016 E, 1.97% 7/1/19, LOC Barclays Bank PLC, VRDN (b)	1,500,000	1,500,000
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 B4, 1.92% 7/1/19 (Liquidity Facility Barclays Bank PLC), VRDN (b)	1,750,000	1,750,000
Series 2013 B, 1.85% 7/1/19 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	4,600,000	4,600,000
TOTAL MUNICIPAL NOTES
(Cost $19,949,998)		19,950,000
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $623,533,797)		655,886,840
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(2,278,064)
NET ASSETS - 100%		$653,608,776

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	36.4%
Education	20.3%
General Obligations	18.6%
Special Tax	5.7%
Others* (Individually Less Than 5%)	19.0%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $623,533,797)		$655,886,840
Cash		256,465
Receivable for fund shares sold		147,910
Interest receivable		5,711,203
Other receivables		1,735
Total assets		662,004,153
Liabilities
Payable for investments purchased on a delayed delivery basis	$7,001,000
Payable for fund shares redeemed	616,440
Distributions payable	499,257
Accrued management fee	192,328
Other affiliated payables	59,438
Other payables and accrued expenses	26,914
Total liabilities		8,395,377
Net Assets		$653,608,776
Net Assets consist of:
Paid in capital		$620,068,154
Total distributable earnings (loss)		33,540,622
Net Assets, for 53,114,210 shares outstanding		$653,608,776
Net Asset Value, offering price and redemption price per share ($653,608,776 ÷ 53,114,210 shares)		$12.31

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Interest		$9,844,199
Expenses
Management fee	$1,125,288
Transfer agent fees	277,038
Accounting fees and expenses	75,280
Custodian fees and expenses	2,303
Independent trustees' fees and expenses	1,153
Registration fees	16,450
Audit	29,383
Legal	2,901
Miscellaneous	2,469
Total expenses before reductions	1,532,265
Expense reductions	(3,267)
Total expenses after reductions		1,528,998
Net investment income (loss)		8,315,201
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,195,529
Total net realized gain (loss)		1,195,529
Change in net unrealized appreciation (depreciation) on investment securities		20,651,444
Net gain (loss)		21,846,973
Net increase (decrease) in net assets resulting from operations		$30,162,174

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,315,201	$17,354,397
Net realized gain (loss)	1,195,529	255,765
Change in net unrealized appreciation (depreciation)	20,651,444	(16,148,891)
Net increase (decrease) in net assets resulting from operations	30,162,174	1,461,271
Distributions to shareholders	(8,472,888)	(19,076,332)
Share transactions
Proceeds from sales of shares	43,250,654	81,600,273
Reinvestment of distributions	5,469,329	12,319,390
Cost of shares redeemed	(33,106,085)	(137,357,769)
Net increase (decrease) in net assets resulting from share transactions	15,613,898	(43,438,106)
Total increase (decrease) in net assets	37,303,184	(61,053,167)
Net Assets
Beginning of period	616,305,592	677,358,759
End of period	$653,608,776	$616,305,592
Other Information
Shares
Sold	3,583,143	6,872,638
Issued in reinvestment of distributions	451,045	1,039,123
Redeemed	(2,740,682)	(11,595,747)
Net increase (decrease)	1,293,506	(3,683,986)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Ohio Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.89	$12.20	$11.91	$12.29	$12.26	$11.48
Income from Investment Operations
Net investment income (loss)A	.158	.321	.330	.339	.363	.384
Net realized and unrealized gain (loss)	.423	(.279)	.377	(.308)	.147	.780
Total from investment operations	.581	.042	.707	.031	.510	1.164
Distributions from net investment income	(.158)	(.321)	(.330)	(.339)	(.363)	(.384)
Distributions from net realized gain	(.003)	(.031)	(.087)	(.072)	(.117)	–
Total distributions	(.161)	(.352)	(.417)	(.411)	(.480)	(.384)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$12.31	$11.89	$12.20	$11.91	$12.29	$12.26
Total ReturnC,D	4.92%	.39%	6.03%	.19%	4.24%	10.26%
Ratios to Average Net AssetsE
Expenses before reductions	.49%F	.48%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.49%F	.48%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.49%F	.48%	.48%	.48%	.48%	.48%
Net investment income (loss)	2.64%F	2.70%	2.73%	2.72%	2.97%	3.20%
Supplemental Data
Net assets, end of period (000 omitted)	$653,609	$616,306	$677,359	$657,105	$636,261	$598,694
Portfolio turnover rate	14%F	11%	24%	17%	17%	7%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Ohio Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of June 30, 2019

Days	% of fund's investments 6/30/19
1 - 7	70.9
8 - 30	0.8
31 - 60	9.8
61 - 90	3.3
91 - 180	7.2
> 180	8.0

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2019
Variable Rate Demand Notes (VRDNs)	41.5%
Tender Option Bond	32.0%
Other Municipal Security	22.4%
Investment Companies	3.8%
Net Other Assets (Liabilities)	0.3%

Current 7-Day Yields

6/28/19
Fidelity® Ohio Municipal Money Market Fund	1.41%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2019, the most recent period shown in the table, would have been 1.24%.

Fidelity® Ohio Municipal Money Market Fund

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 41.5%
	Principal Amount	Value
Alabama - 0.5%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 2.13% 7/5/19, VRDN (a)(b)	$1,260,000	$1,260,000
Arkansas - 1.2%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 2.13% 7/5/19, VRDN (a)(b)	400,000	400,000
Series 2002, 2.15% 7/5/19, VRDN (a)(b)	2,700,000	2,700,000
		3,100,000
Indiana - 0.4%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 2.2% 7/5/19, VRDN (a)(b)	500,000	500,000
Series 2003 B, 2.11% 7/5/19, VRDN (a)(b)	400,000	400,000
		900,000
Kansas - 0.4%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.) Series 2007 A, 2.13% 7/5/19, VRDN (b)	300,000	300,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 2.1% 7/5/19, VRDN (b)	700,000	700,000
		1,000,000
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 2.05% 7/5/19, VRDN (b)	100,000	100,000
Nebraska - 0.3%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 2.13% 7/5/19, VRDN (a)(b)	700,000	700,000
Ohio - 38.2%
Allen County Hosp. Facilities Rev. Series 2012 B, 2.05% 7/5/19, VRDN (b)	20,325,000	20,325,002
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 1.97% 7/5/19, LOC Northern Trust Co., VRDN (b)	12,995,000	12,995,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 1.95% 7/5/19, LOC RBS Citizens NA, VRDN (b)	450,000	450,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 2.009% 7/5/19, LOC JPMorgan Chase Bank, VRDN (a)(b)	905,000	905,000
Montgomery County Hosp. Rev. Series 2016 C, 1.97% 7/1/19, LOC Barclays Bank PLC, VRDN (b)	600,000	600,000
Ohio Hosp. Rev.:
Series 2018 B, 1.89% 7/5/19, LOC PNC Bank NA, VRDN (b)	1,720,000	1,720,000
Series 2018, 1.95% 7/1/19, LOC PNC Bank NA, VRDN (b)	1,070,000	1,070,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 2016 F, 1.9% 7/5/19 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	3,000,000	3,000,000
Series 2016 G, 1.9% 7/5/19 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	13,930,000	13,930,000
Series 2016 H, 1.9% 7/5/19 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	15,715,000	15,715,000
Series 2016 I, 1.9% 7/5/19 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	3,450,000	3,450,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 1.97% 7/5/19, LOC Bank of America NA, VRDN (a)(b)	13,000,000	13,000,000
FHLMC Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Wingate at Belle Meadows Proj.) 1.93% 7/5/19, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(b)	8,385,000	8,385,000
FNMA Franklin County Multi-family Rev. Series 2002, 1.93% 7/5/19, LOC Fannie Mae, VRDN (a)(b)	4,850,000	4,850,000
		100,395,002
South Carolina - 0.0%
Berkeley County Indl. Dev. Rev. Series A, 2.15% 7/5/19, VRDN (a)(b)	100,000	100,000
West Virginia - 0.5%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 2.1% 7/5/19, VRDN (a)(b)	1,400,000	1,400,000
Wyoming - 0.0%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 2.05% 7/5/19, VRDN (b)	100,000	100,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $109,055,002)		109,055,002

Tender Option Bond - 32.0%
Colorado - 0.1%
Denver City & County Arpt. Rev. Bonds Series G-114, 2.15%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)(f)	100,000	100,000
Connecticut - 0.0%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 2.08%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(f)	100,000	100,000
Ohio - 31.9%
Allen County Hosp. Facilities Rev. Participating VRDN Series Floaters XF 25 16, 2% 7/5/19 (Liquidity Facility Citibank NA) (b)(c)(f)	4,340,000	4,340,000
Cincinnati Wtr. Sys. Rev. Participating VRDN Series MS 3280, 1.93% 7/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(f)	3,750,000	3,750,000
Cleveland Wtr. Rev. Participating VRDN Series Floaters E 119, 1.93% 7/5/19 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)	3,600,000	3,600,000
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 2.02% 7/5/19 (Liquidity Facility Bank of America NA) (b)(c)(f)	3,900,000	3,900,000
Forest Hills Local School District Participating VRDN Series Floaters G30, 1.93% 7/5/19 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)	2,300,000	2,300,000
Franklin County Hosp. Facilities Rev. Participating VRDN:
Series 15 XF0244, 1.94% 7/5/19 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(f)	2,670,000	2,670,000
Series 16 XL0004, 1.94% 7/5/19 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	4,480,000	4,480,000
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 2% 7/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(f)	2,700,000	2,700,000
Kettering Med. Ctr., Inc., Participating VRDN Series Floaters BAML 50 03, 1.94% 7/5/19 (Liquidity Facility Bank of America NA) (b)(c)(f)	2,800,000	2,800,000
Lakewood City School District Bonds Series Solar 0067, 2.03%, tender 8/22/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(c)(f)	4,185,000	4,185,000
Miami County Hosp. Facilities Rev. Participating VRDN Series Floaters XG 02 25, 1.93% 7/5/19 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)	3,000,000	3,000,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 2.05% 8/9/19 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)(f)	6,420,000	6,420,000
Montgomery County Hosp. Rev. Participating VRDN Series Floaters BAML 50 02, 1.94% 7/5/19 (Liquidity Facility Bank of America NA) (b)(c)(f)	2,900,000	2,900,000
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Participating VRDN:
Series Floaters XF 07 18, 1.93% 7/5/19 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)	3,750,000	3,750,000
Series Floaters ZF 06 70, 1.93% 7/5/19 (Liquidity Facility Bank of America NA) (b)(c)(f)	2,000,000	2,000,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN:
Series 2017, 2.05% 8/9/19 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)(f)	3,600,000	3,600,000
Series XG 00 69, 2% 7/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(f)	2,500,000	2,500,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Participating VRDN Series Floaters XF 27 83, 1.93% 7/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(f)	2,800,000	2,800,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 2.1%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(f)	3,500,000	3,500,000
OhioHealth Corp. Participating VRDN Series Floaters XM 04 51, 1.94% 7/5/19 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	3,000,000	3,000,000
the Cleveland Clinic Foundation Participating VRDN Series Floaters XF 05 73, 1.93% 7/5/19 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(f)	3,990,000	3,990,000
Univ. of Cincinnati Gen. Receipts Participating VRDN:
Series Floaters XF 24 38, 1.93% 7/5/19 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)	4,000,000	4,000,000
Series Floaters ZM 06 46, 1.93% 7/5/19 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(f)	4,200,000	4,200,000
Upper Arlington City School District Participating VRDN Series Floaters XF 25 92, 1.98% 7/5/19 (Liquidity Facility Citibank NA) (b)(c)(f)	3,500,000	3,500,000
		83,885,000
Texas - 0.0%
Alamo Cmnty. Coll District Rev. Bonds Series G-111, 2.1%, tender 11/1/19 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(f)	100,000	100,000
TOTAL TENDER OPTION BOND
(Cost $84,185,000)		84,185,000

Other Municipal Security - 22.4%
Florida - 0.6%
Florida Dev. Fin. Corp. Surface T Bonds (Virgin Trains U.S.A. Passenger Rail Proj.) Series 2019 B, 1.9%, tender 3/17/20 (a)(b)	1,500,000	1,500,000
New Hampshire - 0.8%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 A, 1.9% tender 7/25/19, CP mode (a)	1,100,000	1,100,000
Series 1990 A1, 1.99% tender 9/25/19, CP mode (a)	1,000,000	1,000,000
		2,100,000
New Mexico - 0.2%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2014 B, 1 month U.S. LIBOR + 0.750% 2.385%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (b)(e)	400,000	400,020
Ohio - 20.8%
Allen County Hosp. Facilities Rev. Bonds:
(Mercy Health Proj.) Series 2015 B, SIFMA Municipal Swap Index + 0.750% 2.65%, tender 5/1/20 (b)(e)	100,000	99,950
Series 2010 B, 5% 9/1/19	2,000,000	2,010,170
American Muni. Pwr. BAN:
(City of Wapakoneta Proj.) Series 2019, 2.5% 6/25/20 (Ohio Gen. Oblig. Guaranteed)	1,000,000	1,009,346
Series 2018:
3% 8/15/19 (Ohio Gen. Oblig. Guaranteed)	1,400,000	1,401,715
3% 12/5/19 (Ohio Gen. Oblig. Guaranteed)	1,000,000	1,003,627
Avon Gen. Oblig. BAN:
Series 2018, 3% 9/5/19 (Ohio Gen. Oblig. Guaranteed)	1,750,000	1,753,414
Series 2019, 3% 1/22/20	1,000,000	1,004,948
Batavia Ohio Local School District BAN Series 2018, 3% 9/1/19 (Ohio Gen. Oblig. Guaranteed)	1,875,000	1,877,723
Brooklyn Gen. Oblig. BAN Series 2019, 3% 5/28/20	1,075,000	1,086,978
Fairfield County Gen. Oblig. BAN Series 2018, 3% 4/29/20	2,000,000	2,019,012
Firelands Ohio Local School District BAN Series 2018, 3% 8/22/19 (Ohio Gen. Oblig. Guaranteed)	1,000,000	1,001,237
Franklin County Rev. Bonds Series 2013 OH, 1.75%, tender 8/1/19 (b)	2,700,000	2,700,000
Harrison Ohio BAN Series 2018, 3.5% 10/29/19 (Ohio Gen. Oblig. Guaranteed)	1,350,000	1,356,084
Highland Heights Gen. Oblig. BAN Series 2019, 3% 6/11/20	785,000	794,852
Hudson City Gen. Oblig. BAN Series 2018, 3.5% 12/19/19	2,000,000	2,011,544
Indian Valley Loc School District BAN Series 2019, 2.5% 2/11/20	1,000,000	1,003,002
Kent Various Purp. Bond BAN Series 2018, 2.875% 8/21/19	1,000,000	1,001,336
Lake County Gen. Oblig. BAN Series 2019:
3% 1/16/20	1,000,000	1,004,803
3% 4/2/20	1,265,000	1,275,858
Licking County BAN Series 2019, 3% 5/8/20	1,500,000	1,515,702
Little Miami Local School District BAN Series 2019, 3% 11/21/19	2,000,000	2,008,863
Lorain BAN:
Series 2018, 3.5% 7/17/19 (Ohio Gen. Oblig. Guaranteed)	1,000,000	1,000,587
Series 2019, 3% 6/19/20 (Ohio Gen. Oblig. Guaranteed)	540,000	546,967
Mason Gen. Oblig. BAN Series 2019, 2.75% 5/14/20	2,000,000	2,016,213
Moraine BAN Series 2019, 2.5% 6/25/20	1,000,000	1,008,607
Newark Gen. Oblig. BAN Series 2019, 3% 4/2/20	1,125,000	1,132,471
Ohio Higher Edl. Facility Commission Rev. Bonds:
Series B5, 1.62% tender 8/8/19, CP mode	2,700,000	2,700,000
Series B6, 1.62% tender 8/8/19, CP mode	2,700,000	2,700,000
Olmsted Falls BAN Series 2019, 3% 6/11/20 (Ohio Gen. Oblig. Guaranteed)	1,365,000	1,382,137
Perrysburg Gen. Oblig. BAN Series 2018, 3% 10/24/19	2,085,000	2,090,138
Sandusky Gen. Oblig. BAN Series 2019, 3% 10/3/19	3,200,000	3,207,508
Seven Hills Gen. Oblig. BAN Series 2019, 3% 4/9/20	1,000,000	1,008,807
South-Western City School District Franklin & Pickway County BAN Series 2019, 3% 12/5/19	1,900,000	1,909,964
Southwest Local School District BAN Series 2018, 2.625% 11/13/19 (Ohio Gen. Oblig. Guaranteed)	1,500,000	1,502,576
Uhrichsville Recreational Facilities BAN Series 2019, 3% 6/19/20 (Ohio Gen. Oblig. Guaranteed)	1,625,000	1,645,551
Union Township Clermont County Gen. Oblig. BAN Series 2018, 3% 9/5/19 (Ohio Gen. Oblig. Guaranteed)	1,000,000	1,001,951
Worthington Ohio BAN Series 2019, 3% 9/26/19 (Ohio Gen. Oblig. Guaranteed)	1,000,000	1,002,453
		54,796,094
TOTAL OTHER MUNICIPAL SECURITY
(Cost $58,796,114)		58,796,114
	Shares	Value

Investment Company - 3.8%
Fidelity Municipal Cash Central Fund 2.00% (g)(h)
(Cost $10,033,739)	10,032,883	10,033,739
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $262,069,855)		262,069,855
NET OTHER ASSETS (LIABILITIES) - 0.3%		862,231
NET ASSETS - 100%		$262,932,086

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,820,000 or 5.3% of net assets.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Coupon rates are determined by re-marketing agents based on current market conditions.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Alamo Cmnty. Coll District Rev. Bonds Series G-111, 2.1%, tender 11/1/19 (Liquidity Facility Royal Bank of Canada)	6/6/19	$100,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 2.08%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada)	5/16/19	$100,000
Denver City & County Arpt. Rev. Bonds Series G-114, 2.15%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada)	6/6/19	$100,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 2.05% 8/9/19 (Liquidity Facility Barclays Bank PLC)	9/14/17 - 1/3/18	$6,420,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 2.05% 8/9/19 (Liquidity Facility Barclays Bank PLC)	1/11/18 - 11/21/18	$3,600,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 2.1%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$3,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$127,941
Total	$127,941

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $252,036,116)	$252,036,116
Fidelity Central Funds (cost $10,033,739)	10,033,739
Total Investment in Securities (cost $262,069,855)		$262,069,855
Cash		9,793
Receivable for investments sold		458
Receivable for fund shares sold		26,028
Interest receivable		1,176,545
Distributions receivable from Fidelity Central Funds		21,829
Total assets		263,304,508
Liabilities
Payable for fund shares redeemed	$230,437
Distributions payable	10,145
Accrued management fee	78,229
Transfer agent fee payable	30,285
Other affiliated payables	3,448
Other payables and accrued expenses	19,878
Total liabilities		372,422
Net Assets		$262,932,086
Net Assets consist of:
Paid in capital		$263,195,689
Total distributable earnings (loss)		(263,603)
Net Assets, for 262,645,271 shares outstanding		$262,932,086
Net Asset Value, offering price and redemption price per share ($262,932,086 ÷ 262,645,271 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Interest		$2,290,485
Income from Fidelity Central Funds		127,941
Total income		2,418,426
Expenses
Management fee	$492,250
Transfer agent fees	190,554
Accounting fees and expenses	21,663
Custodian fees and expenses	1,589
Independent trustees' fees and expenses	525
Registration fees	21,078
Audit	19,132
Legal	1,389
Miscellaneous	623
Total expenses before reductions	748,803
Expense reductions	(755)
Total expenses after reductions		748,048
Net investment income (loss)		1,670,378
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(588)
Total net realized gain (loss)		(588)
Net increase in net assets resulting from operations		$1,669,790

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,670,378	$3,363,621
Net realized gain (loss)	(588)	(6,823)
Net increase in net assets resulting from operations	1,669,790	3,356,798
Distributions to shareholders	(1,897,845)	(3,363,936)
Share transactions
Proceeds from sales of shares	16,969,379	48,608,768
Reinvestment of distributions	1,828,716	3,258,209
Cost of shares redeemed	(54,374,076)	(172,233,279)
Net increase (decrease) in net assets and shares resulting from share transactions	(35,575,981)	(120,366,302)
Total increase (decrease) in net assets	(35,804,036)	(120,373,440)
Net Assets
Beginning of period	298,736,122	419,109,562
End of period	$262,932,086	$298,736,122
Other Information
Shares
Sold	16,969,379	48,608,768
Issued in reinvestment of distributions	1,828,716	3,258,209
Redeemed	(54,374,076)	(172,233,279)
Net increase (decrease)	(35,575,981)	(120,366,302)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Ohio Municipal Money Market Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.006	.010	.004	.001	–A	–A
Net realized and unrealized gain (loss)	.001B	–A	–A	–A	–A	–A
Total from investment operations	.007	.010	.004	.001	–A	–A
Distributions from net investment income	(.006)	(.010)	(.004)	(.001)	–A	–A
Distributions from net realized gain	(.001)	–	–A	–A	–A	–A
Total distributions	(.007)	(.010)	(.004)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.68%	.98%	.42%	.09%	.01%	.02%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%G	.53%	.53%	.52%	.52%	.51%
Expenses net of fee waivers, if any	.54%G	.53%	.52%	.37%	.07%	.08%
Expenses net of all reductions	.54%G	.53%	.52%	.36%	.07%	.08%
Net investment income (loss)	1.21%G	.96%	.40%	.07%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$262,932	$298,736	$419,110	$585,637	$1,250,546	$1,336,936

 A Amount represents less than $.0005 per share.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

Fidelity Ohio Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Ohio.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005 to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to future transactions.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Ohio Municipal Income Fund	$623,533,777	$32,354,140	$(1,077)	$32,353,063
Fidelity Ohio Municipal Money Market Fund	262,069,855	–	–	–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration Short-term
Fidelity Ohio Municipal Money Market Fund	$(36,518)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $89,789,068 and $39,874,061, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Ohio Municipal Income Fund	.25%	.10%	.35%
Fidelity Ohio Municipal Money Market Fund	.25%	.10%	.35%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Ohio Municipal Income Fund	.09%
Fidelity Ohio Municipal Money Market Fund	.14%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Ohio Municipal Income Fund	.02
Fidelity Ohio Municipal Money Market Fund	.02

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Ohio Municipal Income Fund	$889

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Ohio Municipal Income Fund	$1,723

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Ohio Municipal Income Fund	$1,544
Fidelity Ohio Municipal Money Market Fund	755

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Fidelity Ohio Municipal Income Fund	.49%
Actual		$1,000.00	$1,049.20	$2.49
Hypothetical-C		$1,000.00	$1,022.36	$2.46
Fidelity Ohio Municipal Money Market Fund	.54%
Actual		$1,000.00	$1,006.80	$2.69
Hypothetical-C		$1,000.00	$1,022.12	$2.71

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

OFF-SANN-0819
1.705575.121

Fidelity® Pennsylvania Municipal Income Fund Fidelity® Pennsylvania Municipal Money Market Fund Semi-Annual Report June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Pennsylvania Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2019

% of fund's net assets
Health Care	28.3
General Obligations	23.7
Education	16.5
Transportation	13.5
Water & Sewer	10.2

Quality Diversification (% of fund's net assets)

As of June 30, 2019
AAA	0.1%
AA,A	86.0%
BBB	5.8%
BB and Below	3.2%
Not Rated	1.4%
Short-Term Investments and Net Other Assets	3.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Pennsylvania Municipal Income Fund

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.5%
	Principal Amount	Value
Guam - 0.2%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.25% 10/1/34 (a)	700,000	808,486
Pennsylvania - 94.9%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,037,550
Allegheny County Series C:
5% 12/1/28	$1,000,000	$1,167,430
5% 12/1/30	1,365,000	1,584,137
Allegheny County Arpt. Auth. Rev. Series 2006 B, 5% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	1,650,000	1,780,416
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
Series 2017, 5% 10/15/47	1,210,000	1,323,111
Series 2018:
5% 3/1/33	1,570,000	1,906,545
5% 3/1/34	2,250,000	2,722,635
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A:
4% 7/15/37	1,600,000	1,752,576
4% 7/15/38	1,400,000	1,530,200
4% 7/15/39	1,250,000	1,361,275
Allegheny County Sanitation Auth. Swr. Rev.:
Series 2018, 5% 6/1/43	4,750,000	5,643,523
5% 12/1/29 (Build America Mutual Assurance Insured)	3,905,000	4,622,075
Berks County Series 1992, 0% 11/15/19 (Escrowed to Maturity)	625,000	621,944
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A:
5% 7/1/26	500,000	578,735
5% 7/1/27	490,000	565,989
5% 7/1/28	540,000	624,731
5% 7/1/29	710,000	821,406
5% 7/1/30	685,000	788,325
5% 7/1/35	1,885,000	2,133,009
5% 7/1/39	6,675,000	7,478,003
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/28	1,300,000	1,617,681
5% 7/15/30	1,500,000	1,852,590
5% 7/15/31	1,250,000	1,528,713
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41	2,000,000	2,142,560
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	2,000,000	2,259,080
Series 2016 A:
4% 11/15/32	350,000	377,741
4% 11/15/34	250,000	268,353
4% 11/15/35	200,000	214,376
5% 11/15/28	840,000	996,425
5% 11/15/29	1,625,000	1,918,638
5% 11/15/30	685,000	804,861
5% 11/15/46	6,605,000	7,450,506
Series 2016 B:
4% 11/15/40	600,000	633,582
4% 11/15/47	3,605,000	3,789,396
Series 2018 A:
5% 11/15/26	1,140,000	1,373,540
5% 11/15/27	225,000	275,182
5% 11/15/28	200,000	243,726
5% 11/15/29	200,000	242,978
Commonwealth Fing. Auth. Rev.:
Series 2013 A2:
5% 6/1/24	800,000	876,016
5% 6/1/25	1,175,000	1,284,545
5% 6/1/26	1,250,000	1,364,125
Series 2019 B:
5% 6/1/28	1,000,000	1,235,610
5% 6/1/29	1,000,000	1,251,530
5% 6/1/30	1,000,000	1,261,910
5% 6/1/31	1,150,000	1,463,732
Series 2020 A:
5% 6/1/31 (b)	3,500,000	4,325,755
5% 6/1/32 (b)	3,500,000	4,300,485
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.):
Series 2012, 5% 11/1/37	1,520,000	1,665,282
Series 2016:
5% 5/1/30	1,000,000	1,190,020
5% 5/1/31	500,000	590,315
5% 5/1/32	750,000	880,598
5% 5/1/33	2,210,000	2,588,463
5% 5/1/34	1,000,000	1,167,720
Dallas Area Muni. Auth. Univ. Rev. (Misericordia Univ. Proj.) Series 2019:
5% 5/1/39	1,100,000	1,238,138
5% 5/1/48	4,000,000	4,439,000
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/34	1,275,000	1,489,991
5% 6/1/35	1,000,000	1,165,310
5% 6/1/36	500,000	581,170
Delaware County Auth. Rev. Series 2017, 5% 7/1/25	1,000,000	1,152,590
Delaware County Auth. Univ. Rev. Series 2012:
5% 8/1/21	350,000	376,296
5% 8/1/22	300,000	332,739
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2013 A:
5% 7/1/23	1,090,000	1,194,030
5% 7/1/27	2,500,000	2,712,200
Series 2016 A, 5% 7/1/46	3,500,000	3,812,865
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	200,000	235,620
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27 (Pre-Refunded to 7/1/20 @ 100)	2,750,000	2,901,965
Fox Chapel Area School District Series 2013:
5% 8/1/31	3,080,000	3,429,888
5% 8/1/34	1,000,000	1,109,290
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5.3% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	1,770,000	1,839,030
5.375% 7/1/42 (Pre-Refunded to 7/1/20 @ 100)	2,130,000	2,214,646
Geisinger Auth. Health Sys. Rev.:
Series 2014 A, 4% 6/1/41	2,000,000	2,108,660
Series 2017 A2, 5% 2/15/39	1,880,000	2,190,877
Indiana County Hosp. Auth. Series 2014 A:
5% 6/1/20	650,000	664,578
6% 6/1/39	1,625,000	1,780,821
Lackawanna County Indl. Dev. Auth. Rev. (Univ. of Scranton Proj.) Series 2017:
5% 11/1/24	590,000	685,179
5% 11/1/25	665,000	784,454
5% 11/1/27	1,105,000	1,342,100
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016:
5% 8/15/31	1,000,000	1,194,310
5% 8/15/33	1,000,000	1,187,800
5% 8/15/34	1,000,000	1,184,000
5% 8/15/36	1,000,000	1,177,510
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	4,010,000	4,691,540
Lower Paxton Township Series 2014:
5% 4/1/40	3,420,000	3,883,889
5% 4/1/44	1,295,000	1,469,566
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,540,950
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/33	3,675,000	4,285,822
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
4% 10/1/19	185,000	185,799
5% 10/1/20	215,000	221,843
5% 10/1/21	245,000	258,855
5% 10/1/22	275,000	297,154
5% 10/1/23	1,305,000	1,438,736
5% 10/1/24	335,000	376,165
5% 10/1/25	750,000	841,860
5% 10/1/26	1,000,000	1,120,150
5% 10/1/27	1,000,000	1,117,180
Series 2016 A, 5% 10/1/40	4,000,000	4,398,640
Series 2018 A, 5% 9/1/26	1,500,000	1,811,805
Series 2019:
4% 9/1/34	2,500,000	2,764,525
4% 9/1/35	1,400,000	1,536,906
4% 9/1/36	1,200,000	1,308,096
4% 9/1/37	1,000,000	1,084,000
Montgomery County Indl. Dev. Auth. Series 2017:
5% 12/1/33	2,150,000	2,604,639
5% 12/1/35	1,000,000	1,203,710
5% 12/1/36	2,660,000	3,194,314
5% 12/1/37	1,515,000	1,812,834
Montour School District Series 2015 A:
5% 4/1/41	1,000,000	1,134,770
5% 4/1/42	1,000,000	1,134,730
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A:
4% 8/15/48	4,500,000	4,727,160
5% 8/15/43	2,000,000	2,335,800
5% 8/15/48	2,500,000	2,919,575
Northampton County Gen. Purp. College Rev. (Lafayette College Proj.) Series 2017, 5% 11/1/47	2,170,000	2,561,794
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/28	400,000	492,964
5% 7/1/29	300,000	367,608
5% 7/1/30	375,000	456,551
5% 7/1/31	425,000	514,365
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/24	1,745,000	1,892,644
5% 3/1/25	3,255,000	3,526,630
Pennsylvania Gen. Oblig.:
Series 2013, 5% 10/15/27	2,255,000	2,579,878
Series 2015 1, 5% 3/15/31	7,000,000	8,133,580
Series 2015, 5% 3/15/33	2,880,000	3,326,112
Series 2017, 5% 1/1/28	7,000,000	8,581,790
Series 2019:
5% 7/15/26	3,000,000	3,679,170
5% 7/15/29	3,000,000	3,821,850
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series 2016, 5% 5/1/35	2,000,000	2,305,680
(Thomas Jefferson Univ. Proj.) Series 2012:
5% 3/1/20	300,000	306,945
5% 3/1/22	275,000	299,635
5% 3/1/23	585,000	644,734
First Series 2012:
5% 4/1/21	500,000	531,490
5% 4/1/22	600,000	656,904
5% 4/1/23	800,000	874,064
5% 4/1/24	1,100,000	1,200,276
Series 2010 E, 5% 5/15/31	2,500,000	2,572,400
Series 2016, 5% 5/1/33	2,200,000	2,555,608
Series 2017 A, 5% 8/15/46	3,000,000	3,561,240
Series 2018 A, 5% 2/15/48	4,000,000	4,811,200
Series 2019 A:
4% 3/1/37	750,000	832,403
5% 3/1/36	1,000,000	1,222,680
5% 3/1/38	1,000,000	1,214,320
5% 3/1/39	1,000,000	1,211,010
Series AT-1 5% 6/15/31	5,000,000	5,907,550
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.):
Series 2014 B2:
5% 12/1/24 (Build America Mutual Assurance Insured)	1,250,000	1,457,875
5% 12/1/25 (Build America Mutual Assurance Insured)	1,250,000	1,446,975
5% 12/1/26 (Build America Mutual Assurance Insured)	1,250,000	1,443,638
5% 12/1/27 (Build America Mutual Assurance Insured)	1,010,000	1,163,369
Series 2016 A, 5% 12/1/28 (FSA Insured)	5,690,000	6,849,053
Pennsylvania State Univ.:
Series 2015 A:
5% 9/1/30	1,100,000	1,306,074
5% 9/1/31	1,415,000	1,672,205
Series 2019 A, 5% 9/1/48	6,390,000	7,794,330
Pennsylvania Tpk. Commission Tpk. Rev.:
(Sub Lien Proj.) Series 2017 B-1, 5% 6/1/34	5,000,000	5,859,600
Series 2013 A2, 5% 12/1/38	2,500,000	2,957,625
Series 2014 A, 5% 12/1/31	865,000	1,003,469
Series 2014 A2, 0% 12/1/40 (c)	5,500,000	5,247,220
Series 2017 A1:
5% 12/1/30	3,500,000	4,297,755
5% 12/1/31	2,000,000	2,444,080
5% 12/1/33	1,500,000	1,817,505
Series 2018 A2, 5% 12/1/43	5,000,000	5,980,150
Philadelphia Arpt. Rev.:
Series 2017 A, 5% 7/1/42	350,000	413,336
Series 2017 B:
5% 7/1/25 (a)	5,500,000	6,484,445
5% 7/1/31 (a)	1,000,000	1,191,680
5% 7/1/33 (a)	2,250,000	2,663,528
5% 7/1/37 (a)	5,065,000	5,919,111
5% 7/1/42 (a)	4,000,000	4,626,480
5% 7/1/47 (a)	3,035,000	3,493,801
Philadelphia Gas Works Rev.:
Series 9, 5.25% 8/1/40	5,300,000	5,496,418
5% 8/1/29	2,000,000	2,343,020
5% 8/1/30	1,500,000	1,748,895
5% 8/1/31	1,100,000	1,277,078
5% 10/1/33	1,500,000	1,767,990
5% 10/1/34	500,000	587,445
Philadelphia Gen. Oblig. Series 2017 A, 5% 8/1/30	1,500,000	1,820,430
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series 2011 D, 5% 7/1/32	2,500,000	2,661,550
Philadelphia Redev. Auth. Rev.:
Series 2012:
5% 4/15/21	1,000,000	1,058,330
5% 4/15/25	2,230,000	2,424,010
Series 2015 A, 5% 4/15/29	3,000,000	3,488,160
Philadelphia School District:
Series 2010 C, 5% 9/1/21	4,000,000	4,156,240
Series 2016 F, 5% 9/1/34	4,000,000	4,641,840
Series 2018 A:
5% 9/1/29	1,250,000	1,529,888
5% 9/1/30	1,000,000	1,215,710
5% 9/1/33	1,000,000	1,198,710
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40 (Pre-Refunded to 8/1/20 @ 100)	4,000,000	4,157,800
Series 2011 A, 5% 1/1/41	2,715,000	2,828,433
Series 2015 B, 5% 7/1/30	3,500,000	4,107,145
Series 2017 B:
5% 11/1/29	3,000,000	3,707,220
5% 11/1/30	3,700,000	4,541,047
Pittsburgh & Alleg County Parkin Series 2017:
5% 12/15/31	1,000,000	1,187,880
5% 12/15/32	500,000	591,245
5% 12/15/33	500,000	590,145
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2012, 5% 2/1/25 (FSA Insured)	2,250,000	2,471,918
Pittsburgh Gen. Oblig.:
Series 2012 A, 5% 9/1/22	2,000,000	2,221,880
Series 2014:
5% 9/1/23 (Build America Mutual Assurance Insured)	575,000	659,646
5% 9/1/28 (Build America Mutual Assurance Insured)	1,300,000	1,504,048
5% 9/1/29 (Build America Mutual Assurance Insured)	1,015,000	1,172,376
5% 9/1/31 (Build America Mutual Assurance Insured)	1,165,000	1,337,839
5% 9/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,145,350
Pittsburgh School District:
Series 2014 A, 5% 9/1/23	1,000,000	1,110,940
Series 2015:
5% 9/1/22 (FSA Insured)	885,000	985,802
5% 9/1/23 (FSA Insured)	1,085,000	1,245,667
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/44 (FSA Insured) (b)	3,600,000	4,323,636
Series 2019 B:
4% 9/1/34 (FSA Insured) (b)	2,000,000	2,249,400
4% 9/1/35 (FSA Insured) (b)	400,000	448,116
Reading School District Series 2017:
5% 3/1/35 (FSA Insured)	1,000,000	1,176,430
5% 3/1/36 (FSA Insured)	1,050,000	1,231,724
5% 3/1/37 (FSA Insured)	1,600,000	1,865,168
Southcentral Pennsylvania Gen. Auth. Rev.:
Series 2015:
4% 12/1/30	1,040,000	1,126,892
5% 12/1/20	30,000	31,433
5% 12/1/22	30,000	33,312
5% 12/1/25	1,285,000	1,534,637
5% 12/1/27	1,480,000	1,746,563
5% 12/1/29	1,000,000	1,169,820
Series 2019 A, 4% 6/1/49	4,650,000	5,063,804
Susquehanna Area Reg'l. Arp Auth. Series 2017:
5% 1/1/35 (a)	1,000,000	1,136,850
5% 1/1/38 (a)	1,125,000	1,272,420
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/48	4,500,000	5,107,230
West Mifflin Area School District Series 2016:
5% 4/1/24 (FSA Insured)	1,250,000	1,414,300
5% 4/1/26 (FSA Insured)	1,000,000	1,176,410
5% 4/1/28 (FSA Insured)	1,390,000	1,637,059
West Shore Area Auth. Hosp. Rev. Series 2011 B, 5.75% 1/1/41	1,500,000	1,645,545
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A:
5% 7/1/19	1,000,000	1,000,000
5% 7/1/25	4,465,000	4,607,389
5.25% 7/1/20	1,000,000	1,037,487
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,989,154
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,448,425
0% 8/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,550,000	6,174,620

TOTAL PENNSYLVANIA		471,512,017

Pennsylvania, New Jersey - 1.4%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A:
5% 7/1/22	500,000	551,145
5% 7/1/23	1,000,000	1,101,670
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A:
5% 1/1/37	1,000,000	1,228,960
5% 1/1/38	1,300,000	1,592,383
5% 1/1/39	1,000,000	1,221,580
5% 1/1/40	1,100,000	1,341,329

TOTAL PENNSYLVANIA, NEW JERSEY		7,037,067

TOTAL MUNICIPAL BONDS
(Cost $456,994,333)		479,357,570

Municipal Notes - 5.1%
Pennsylvania - 5.1%
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. Series 2008, 1.88% 7/1/19 (Liquidity Facility Bank of New York, New York), VRDN (d)	3,600,000	$3,600,000
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN Series Floaters E 111, 1.94% 7/1/19 (Liquidity Facility Royal Bank of Canada) (d)(e)(f)	5,300,000	5,300,000
Geisinger Auth. Health Sys. Rev. (Geisinger Health Sys. Proj.) Series 2005 A, 1.87% 7/1/19 (Liquidity Facility TD Banknorth, NA), VRDN (d)	1,300,000	1,300,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 1.91% 7/1/19, LOC JPMorgan Chase Bank, VRDN (d)	2,370,000	2,370,000
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 50 20, 1.98% 7/1/19 (Liquidity Facility JPMorgan Chase Bank) (d)(e)(f)	950,000	950,000
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 E, 1.92% 7/1/19 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (d)	12,000,000	11,999,988
TOTAL MUNICIPAL NOTES
(Cost $25,520,001)		25,519,988
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $482,514,334)		504,877,558
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(8,045,804)
NET ASSETS - 100%		$496,831,754

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Provides evidence of ownership in one or more underlying municipal bonds.

 (f) Coupon rates are determined by re-marketing agents based on current market conditions.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	28.3%
General Obligations	23.7%
Education	16.5%
Transportation	13.5%
Water & Sewer	10.2%
Others* (Individually Less Than 5%)	7.8%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $482,514,334)		$504,877,558
Cash		153,415
Receivable for investments sold
Regular delivery		10,123,137
Delayed delivery		1,537,500
Receivable for fund shares sold		275,388
Interest receivable		5,403,529
Other receivables		1,491
Total assets		522,372,018
Liabilities
Payable for investments purchased
Regular delivery	$7,481,910
Delayed delivery	16,904,981
Payable for fund shares redeemed	490,902
Distributions payable	448,679
Accrued management fee	145,502
Other affiliated payables	41,951
Other payables and accrued expenses	26,339
Total liabilities		25,540,264
Net Assets		$496,831,754
Net Assets consist of:
Paid in capital		$472,454,464
Total distributable earnings (loss)		24,377,290
Net Assets, for 43,802,496 shares outstanding		$496,831,754
Net Asset Value, offering price and redemption price per share ($496,831,754 ÷ 43,802,496 shares)		$11.34

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Interest		$7,887,707
Expenses
Management fee	$836,159
Transfer agent fees	182,907
Accounting fees and expenses	61,105
Custodian fees and expenses	1,745
Independent trustees' fees and expenses	852
Registration fees	21,461
Audit	29,383
Legal	5,480
Miscellaneous	1,425
Total expenses before reductions	1,140,517
Expense reductions	(2,632)
Total expenses after reductions		1,137,885
Net investment income (loss)		6,749,822
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,105,696
Total net realized gain (loss)		2,105,696
Change in net unrealized appreciation (depreciation) on investment securities		15,876,203
Net gain (loss)		17,981,899
Net increase (decrease) in net assets resulting from operations		$24,731,721

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,749,822	$13,324,110
Net realized gain (loss)	2,105,696	741,589
Change in net unrealized appreciation (depreciation)	15,876,203	(10,508,596)
Net increase (decrease) in net assets resulting from operations	24,731,721	3,557,103
Distributions to shareholders	(6,835,926)	(14,772,428)
Share transactions
Proceeds from sales of shares	49,709,501	79,027,190
Reinvestment of distributions	4,086,468	9,313,841
Cost of shares redeemed	(27,378,856)	(105,011,723)
Net increase (decrease) in net assets resulting from share transactions	26,417,113	(16,670,692)
Total increase (decrease) in net assets	44,312,908	(27,886,017)
Net Assets
Beginning of period	452,518,846	480,404,863
End of period	$496,831,754	$452,518,846
Other Information
Shares
Sold	4,467,509	7,249,452
Issued in reinvestment of distributions	366,201	854,361
Redeemed	(2,465,284)	(9,646,855)
Net increase (decrease)	2,368,426	(1,543,042)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Pennsylvania Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.92	$11.18	$10.97	$11.31	$11.34	$10.77
Income from Investment Operations
Net investment income (loss)A	.159	.314	.328	.336	.358	.373
Net realized and unrealized gain (loss)	.422	(.226)	.257	(.291)	.013	.615
Total from investment operations	.581	.088	.585	.045	.371	.988
Distributions from net investment income	(.158)	(.314)	(.328)	(.336)	(.358)	(.373)
Distributions from net realized gain	(.003)	(.034)	(.047)	(.049)	(.043)	(.045)
Total distributions	(.161)	(.348)	(.375)	(.385)	(.401)	(.418)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$11.34	$10.92	$11.18	$10.97	$11.31	$11.34
Total ReturnC,D	5.36%	.84%	5.41%	.34%	3.33%	9.30%
Ratios to Average Net AssetsE
Expenses before reductions	.49%F	.48%	.48%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.49%F	.48%	.48%	.49%	.49%	.49%
Expenses net of all reductions	.49%F	.48%	.48%	.49%	.49%	.49%
Net investment income (loss)	2.88%F	2.88%	2.95%	2.95%	3.17%	3.35%
Supplemental Data
Net assets, end of period (000 omitted)	$496,832	$452,519	$480,405	$452,516	$468,086	$452,845
Portfolio turnover rate	30%F	15%	12%	18%	17%	12%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pennsylvania Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of June 30, 2019

Days	% of fund's investments 6/30/19
1 - 7	89.5
8 - 30	1.4
31 - 60	2.0
61 - 90	0.8
91 - 180	5.0
>180	1.3

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2019
Variable Rate Demand Notes (VRDNs)	39.0%
Tender Option Bond	51.5%
Other Municipal Security	11.9%
Investment Companies	0.1%
Net Other Assets (Liabilities)*	(2.5)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

6/28/19
Fidelity® Pennsylvania Municipal Money Market Fund	1.41%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Fidelity® Pennsylvania Municipal Money Market Fund

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 39.0%
	Principal Amount	Value
Alabama - 0.4%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 2.13% 7/5/19, VRDN (a)(b)	$800,000	$800,000
Arkansas - 0.3%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 2.13% 7/5/19, VRDN (a)(b)	200,000	200,000
Series 2002, 2.15% 7/5/19, VRDN (a)(b)	400,000	400,000
		600,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 B, 2.1% 7/5/19, VRDN (a)(b)	100,000	100,000
Indiana - 0.2%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 A, 2.2% 7/5/19, VRDN (a)(b)	400,000	400,000
Kansas - 0.4%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 2.13% 7/5/19, VRDN (b)	100,000	100,000
Series 2007 B, 2.13% 7/5/19, VRDN (b)	200,000	200,000
St. Mary's Kansas Poll. Cont. Rev. Series 1994, 2.1% 7/5/19, VRDN (b)	500,000	500,000
		800,000
Louisiana - 0.5%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 2.09% 7/5/19, VRDN (b)	900,000	900,000
Series 2010 B1, 2.05% 7/5/19, VRDN (b)	100,000	100,000
		1,000,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 2.13% 7/5/19, VRDN (a)(b)	400,000	400,000
North Carolina - 0.0%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 2.15% 7/5/19, VRDN (a)(b)	100,000	100,000
Pennsylvania - 36.2%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.):
Series 2005 A, 1.9% 7/5/19, LOC PNC Bank NA, VRDN (b)	465,000	465,000
Series 2005 B, 1.9% 7/5/19, LOC PNC Bank NA, VRDN (b)	2,130,000	2,130,000
Allegheny County Indl. Dev. Auth. Rev.:
(Union Elec. Steel Co. Proj.) Series 1996 A, 1.94% 7/5/19, LOC PNC Bank NA, VRDN (a)(b)	4,120,000	4,120,000
Series 2002, 1.95% 7/5/19, LOC RBS Citizens NA, VRDN (b)	2,200,000	2,200,000
Beaver County Indl. Dev. Auth. Series 2018 A, 1.91% 7/5/19, LOC BMO Harris Bank NA, VRDN (b)	2,320,000	2,320,000
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 1.9% 7/5/19, LOC PNC Bank NA, VRDN (b)	2,200,000	2,200,000
Chester County Health & Ed. Auth. Rev. 1.95% 7/5/19, LOC Manufacturers & Traders Trust Co., VRDN (b)	3,055,000	3,055,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 1.82% 7/1/19, VRDN (b)	10,855,000	10,855,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 1.91% 7/1/19, LOC JPMorgan Chase Bank, VRDN (b)	630,000	630,000
Lancaster Indl. Dev. Auth. Rev.:
(Mennonite Home Proj.) 2% 7/5/19, LOC Manufacturers & Traders Trust Co., VRDN (b)	2,600,000	2,600,000
(Willow Valley Retirement Cmntys. Proj.) Series 2009 C, 1.9% 7/5/19, LOC PNC Bank NA, VRDN (b)	1,200,000	1,200,000
(Willow Valley Retirement Proj.) Series 2009 B, 1.9% 7/5/19, LOC PNC Bank NA, VRDN (b)	7,340,000	7,340,000
Lower Merion School District:
Series 2009 A, 1.85% 7/5/19, LOC U.S. Bank NA, Cincinnati, VRDN (b)	150,000	150,000
Series 2009 B, 1.85% 7/5/19, LOC U.S. Bank NA, Cincinnati, VRDN (b)	205,000	205,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (Leidy's, Inc. Proj.) Series 1995 D7, 1.94% 7/5/19, LOC PNC Bank NA, VRDN (a)(b)	300,000	300,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (Keystone College Proj.) Series 2001 H5, 1.9% 7/5/19, LOC PNC Bank NA, VRDN (b)	3,975,000	3,975,000
Philadelphia Arpt. Rev. Series 2005 C1, 1.9% 7/5/19, LOC TD Banknorth, NA, VRDN (a)(b)	2,675,000	2,675,000
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 2.13% 7/5/19, LOC RBS Citizens NA, VRDN (b)	1,035,000	1,035,000
(The Franklin Institute Proj.) Series 2006, 1.92% 7/5/19, LOC Bank of America NA, VRDN (b)	2,545,000	2,545,000
Philadelphia Auth. Indl. Dev. Lease Rev.:
Series 2007 B2, 1.9% 7/5/19, LOC TD Banknorth, NA, VRDN (b)	7,350,000	7,350,000
Series 2007 B3, 1.9% 7/5/19, LOC PNC Bank NA, VRDN (b)	2,400,000	2,400,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series B, 1.9% 7/5/19, LOC TD Banknorth, NA, VRDN (b)	1,900,000	1,900,000
Ridley School District Series 2009, 1.9% 7/5/19, LOC TD Banknorth, NA, VRDN (b)	1,200,000	1,200,000
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2018 C, 1.95% 7/5/19, LOC RBS Citizens NA, VRDN (b)	3,700,000	3,700,000
FNMA Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 1.96% 7/5/19, LOC Fannie Mae, VRDN (b)	12,675,000	12,674,999
		79,224,999
West Virginia - 0.8%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 2.07% 7/5/19, VRDN (a)(b)	500,000	500,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 2.1% 7/5/19, VRDN (a)(b)	1,200,000	1,200,000
		1,700,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $85,124,999)		85,124,999

Tender Option Bond - 51.5%
Colorado - 0.1%
Denver City & County Arpt. Rev. Bonds Series G-114, 2.15%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)(f)	100,000	100,000
Connecticut - 0.0%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 2.08%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
Pennsylvania - 51.4%
Allegheny County Participating VRDN Series Floaters XM 06 63, 2% 7/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(d)	2,600,000	2,600,000
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN:
Series Floaters E 110, 1.94% 7/1/19 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	3,850,000	3,850,000
Series Floaters E 111, 1.94% 7/1/19 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	1,510,000	1,510,000
Allegheny County Sanitation Auth. Swr. Rev. Participating VRDN Series Floaters XM 00 82, 1.93% 7/5/19 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	1,165,000	1,165,000
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 2.05% 8/9/19 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)(e)	1,750,000	1,750,000
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev. Participating VRDN Series Floaters XG 02 01, 1.94% 7/5/19 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	3,000,000	3,000,000
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Floaters XF 05 43, 1.93% 7/5/19 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	4,000,000	4,000,000
Series Floaters XF 06 02, 1.93% 7/5/19 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(d)	4,695,000	4,695,000
Series Floaters XM 06 13, 1.93% 7/5/19 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	1,700,000	1,700,000
Lancaster County Hosp. Auth. Health Ctr. Rev. Participating VRDN Series 16 ZF0383, 1.94% 7/5/19 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(d)	3,750,000	3,750,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 2.05% 8/9/19 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)(e)	1,000,000	1,000,000
Northampton County Gen. Purp. College Rev. Participating VRDN:
Series Floaters XL 00 48, 1.93% 7/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(d)	3,400,000	3,400,000
Series Floaters ZM 05 17, 1.93% 7/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(d)	7,500,000	7,500,000
Pennsylvania Econ. Dev. Participating VRDN Series XM 0048, 2% 7/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(d)	2,653,500	2,653,500
Pennsylvania Econ. Dev. Fing. Auth. Rev. Participating VRDN Series Floaters 16 YX1028, 2% 7/5/19 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	6,405,000	6,405,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series Floaters XF 24 54, 1.93% 7/5/19 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	5,200,000	5,200,000
Series Floaters XG 01 80, 1.92% 7/5/19 (Liquidity Facility Bank of America NA) (b)(c)(d)	5,600,000	5,600,000
Series Floaters ZF 06 71, 1.92% 7/5/19 (Liquidity Facility Bank of America NA) (b)(c)(d)	3,330,000	3,330,000
Series Floaters ZM 06 50, 1.92% 7/5/19 (Liquidity Facility Bank of America NA) (b)(c)(d)	7,000,000	7,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds Series 2016 E75, 2.07%, tender 9/3/19 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
Participating VRDN:
Series Floaters XF 25 53, 1.9% 7/5/19 (Liquidity Facility Citibank NA) (b)(c)(d)	2,740,000	2,740,000
Series MS 3252, 1.93% 7/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(d)	5,840,000	5,840,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. Participating VRDN Series Putters 15 XM0010, 1.93% 7/5/19 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	5,035,000	5,035,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Bonds Series Floaters G 43, 2.1%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	2,500,000	2,500,000
Participating VRDN:
Series DBE 8032, 2.15% 7/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(d)	1,480,000	1,480,000
Series Floaters E 101, 1.93% 7/5/19 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	6,200,000	6,200,000
Philadelphia Auth. For Indl. Dev. Participating VRDN Series Putters 14 XM0005, 1.93% 7/5/19 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)(g)	5,325,000	5,325,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Participating VRDN Series 15 F0114, 1.93% 7/5/19 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	5,330,000	5,330,000
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series 2017, 1.93% 7/5/19 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	3,160,000	3,160,000
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 50 20, 1.98% 7/1/19 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	2,200,000	2,200,000
Wilkes Barre Asd Participating VRDN Series Floaters XF 07 77, 1.94% 7/5/19 (Liquidity Facility Bank of America NA) (b)(c)(d)	2,285,000	2,285,000
		112,303,500
Texas - 0.0%
Alamo Cmnty. Coll District Rev. Bonds Series G-111, 2.1%, tender 11/1/19 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
TOTAL TENDER OPTION BOND
(Cost $112,603,500)		112,603,500

Other Municipal Security - 11.9%
Florida - 1.1%
Florida Dev. Fin. Corp. Surface T Bonds (Virgin Trains U.S.A. Passenger Rail Proj.) Series 2019 B, 1.9%, tender 3/17/20 (a)(b)	2,500,000	2,500,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series A, 1.7% tender 7/9/19, CP mode	100,000	100,000
New Hampshire - 0.8%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 A, 1.9% tender 7/25/19, CP mode (a)	900,000	900,000
Series 1990 A1, 1.99% tender 9/25/19, CP mode (a)	800,000	800,000
		1,700,000
New Mexico - 0.1%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2014 B, 1 month U.S. LIBOR + 0.750% 2.385%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (b)(f)	300,000	300,017
Pennsylvania - 9.8%
Butler County Hosp. Auth. Hosp. Rev. Bonds (Butler Memorial Hosp., Proj.) Series 2009 B, 7.25% 7/1/19 (Pre-Refunded to 7/1/19 @ 100)	1,500,000	1,500,000
Commonwealth Fing. Auth. Tobacco Bonds Series 2018, 5% 6/1/20	475,000	489,962
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Bonds Series 2012 A, 5% 7/1/19	1,310,000	1,310,000
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. Bonds Series 2009 A, 6.25% 10/15/19 (Pre-Refunded to 10/15/19 @ 100)	2,495,000	2,528,496
Pennsylvania Gen. Oblig. Bonds:
Series 2004, 5.375% 7/1/19	2,175,000	2,175,000
Series 2009, 5% 7/1/19	2,820,000	2,820,000
Series 2015, 5% 8/15/19	1,780,000	1,787,345
Series 2016, 5% 9/15/19	150,000	150,893
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds (The Trustees of the Univ. of Pennsylvania Proj.) Series 2009 A, 5% 9/1/19 (Escrowed to Maturity)	660,000	663,796
Philadelphia Arpt. Rev. Series B2, 1.65% 7/24/19, LOC PNC Bank NA, CP (a)	2,200,000	2,200,000
Philadelphia Wtr. & Wastewtr. Rev. Bonds Series 2017 A, 5% 10/1/19	2,400,000	2,420,614
Saint Mary Hosp. Auth. Health Sys. Rev. Bonds:
Series 2010 B:
5% 11/15/19	1,545,000	1,561,550
5% 11/15/19 (Escrowed to Maturity)	315,000	318,374
Series 2012 B, 5% 11/15/19	1,100,000	1,112,956
St. Mary Hosp. Auth. Bucks County Bonds Series 2019 PA, 5% 12/1/19	360,000	364,599
		21,403,585
TOTAL OTHER MUNICIPAL SECURITY
(Cost $26,003,602)		26,003,602
	Shares	Value

Investment Company - 0.1%
Fidelity Municipal Cash Central Fund 2.00% (h)(i)
(Cost $197,000)	196,980	197,000
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $223,929,101)		223,929,101
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(5,409,441)
NET ASSETS - 100%		$218,519,660

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon rates are determined by re-marketing agents based on current market conditions.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,650,000 or 2.6% of net assets.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,325,000 or 2.4% of net assets.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Alamo Cmnty. Coll District Rev. Bonds Series G-111, 2.1%, tender 11/1/19 (Liquidity Facility Royal Bank of Canada)	6/6/19	$100,000
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 2.05% 8/9/19 (Liquidity Facility Barclays Bank PLC)	1/18/18 - 7/6/18	$1,750,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 2.08%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada)	5/16/19	$100,000
Denver City & County Arpt. Rev. Bonds Series G-114, 2.15%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada)	6/6/19	$100,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 2.05% 8/9/19 (Liquidity Facility Barclays Bank PLC)	1/17/19	$1,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 2.07%, tender 9/3/19 (Liquidity Facility Royal Bank of Canada)	4/23/19	$100,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 2.1%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada)	8/2/18	$2,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$90,638
Total	$90,638

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $223,732,101)	$223,732,101
Fidelity Central Funds (cost $197,000)	197,000
Total Investment in Securities (cost $223,929,101)		$223,929,101
Cash		10,718
Receivable for fund shares sold		146,599
Interest receivable		958,800
Distributions receivable from Fidelity Central Funds		3,224
Other receivables		33
Total assets		225,048,475
Liabilities
Payable for investments purchased	$6,300,000
Payable for fund shares redeemed	126,611
Distributions payable	11,444
Accrued management fee	90,760
Total liabilities		6,528,815
Net Assets		$218,519,660
Net Assets consist of:
Paid in capital		$218,454,011
Total distributable earnings (loss)		65,649
Net Assets, for 218,201,112 shares outstanding		$218,519,660
Net Asset Value, offering price and redemption price per share ($218,519,660 ÷ 218,201,112 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Interest		$1,764,991
Income from Fidelity Central Funds		90,638
Total income		1,855,629
Expenses
Management fee	$558,182
Independent trustees' fees and expenses	420
Total expenses before reductions	558,602
Expense reductions	(28)
Total expenses after reductions		558,574
Net investment income (loss)		1,297,055
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	69,184
Fidelity Central Funds	710
Total net realized gain (loss)		69,894
Net increase in net assets resulting from operations		$1,366,949

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,297,055	$2,481,867
Net realized gain (loss)	69,894	(7,807)
Net increase in net assets resulting from operations	1,366,949	2,474,060
Distributions to shareholders	(1,296,755)	(2,482,188)
Share transactions
Proceeds from sales of shares	21,271,227	39,484,580
Reinvestment of distributions	1,224,063	2,343,361
Cost of shares redeemed	(44,458,131)	(86,401,616)
Net increase (decrease) in net assets and shares resulting from share transactions	(21,962,841)	(44,573,675)
Total increase (decrease) in net assets	(21,892,647)	(44,581,803)
Net Assets
Beginning of period	240,412,307	284,994,110
End of period	$218,519,660	$240,412,307
Other Information
Shares
Sold	21,271,227	39,484,580
Issued in reinvestment of distributions	1,224,063	2,343,361
Redeemed	(44,458,131)	(86,401,616)
Net increase (decrease)	(21,962,841)	(44,573,675)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Pennsylvania Municipal Money Market Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.006	.010	.004	.001	–A	–A
Net realized and unrealized gain (loss)	–	–	–	–	–	–
Total from investment operations	.006	.010	.004	.001	–A	–A
Distributions from net investment income	(.006)	(.010)	(.004)	(.001)	–A	–A
Distributions from net realized gain	–	–	–A	–A	–A	–
Total distributions	(.006)	(.010)	(.004)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.58%	.97%	.40%	.09%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%F	.50%	.50%	.35%	.06%	.07%
Expenses net of all reductions	.50%F	.50%	.50%	.35%	.06%	.07%
Net investment income (loss)	1.17%F	.96%	.38%	.07%	.01%	.01%A
Supplemental Data
Net assets, end of period (000 omitted)	$218,520	$240,412	$284,994	$405,526	$731,701	$760,467

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

Fidelity Pennsylvania Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Pennsylvania.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation and losses deferred due to wash sales.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Pennsylvania Municipal Income Fund	$481,510,815	$23,408,034	$(41,291)	$23,366,743
Fidelity Pennsylvania Municipal Money Market Fund	223,929,101	–	–	–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term
Fidelity Pennsylvania Municipal Money Market Fund	$(7,675)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $85,425,870 and $68,631,713, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Income Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of.25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was.36% of the Fund's average net assets.

Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. Under the terms of the management fee contract, the investment adviser pays transfer agent fees on behalf of the Money Market Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the Income Fund's transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Pennsylvania Municipal Income Fund	.08%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Pennsylvania Municipal Income Fund	.03

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Pennsylvania Municipal Income Fund	$652

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Income Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

Custody expense reduction
Fidelity Pennsylvania Municipal Income Fund	$1,500

In addition, through an arrangement with Money Market Fund's custodian, $28 of credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Pennsylvania Municipal Income Fund	$1,132

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Fidelity Pennsylvania Municipal Income Fund	.49%
Actual		$1,000.00	$1,053.60	$2.49
Hypothetical-C		$1,000.00	$1,022.36	$2.46
Fidelity Pennsylvania Municipal Money Market Fund	.50%
Actual		$1,000.00	$1,005.80	$2.49
Hypothetical-C		$1,000.00	$1,022.32	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

PFR-SANN-0819
1.705577.121

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Municipal Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 26, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 26, 2019